UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05534

                           AHA INVESTMENT FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                      190 South LaSalle Street, Suite 2800
                                Chicago, IL 60603
               (Address of principal executive offices) (Zip code)

                                CCM Advisors, LLC
                      190 South LaSalle Street, Suite 2800
                                Chicago, IL 60603
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-445-1341

                     DATE OF FISCAL YEAR END: JUNE 30, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                      [American Hospital Logo Omitted]

                          AMERICAN HOSPITAL ASSOCIATION





                               -------------------
                                 AHA INVESTMENT
                                   FUNDS, INC.
                               -------------------




                  [ ]  AHA LIMITED MATURITY FIXED INCOME FUND

                  [ ]  AHA FULL MATURITY FIXED INCOME FUND

                  [ ]  AHA BALANCED FUND

                  [ ]  AHA DIVERSIFIED EQUITY FUND

                  [ ]  AHA SOCIALLY RESPONSIBLE EQUITY FUND




                                  ANNUAL REPORT

                                  JUNE 30, 2005

                                WWW.AHAFUNDS.ORG

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
ANNUAL SHAREHOLDER LETTER
July 25, 2005

Dear Shareholder:

Please find enclosed the annual report for the AHA Investment Funds, Inc., ("AHA"), dated June 30, 2005. This letter will summarize results for the AHA mutual funds and activities for the past twelve months.

AHA LIMITED MATURITY FIXED INCOME FUND

The major events impacting the AHA Limited Maturity Fixed Income Fund were the Federal Reserve Banks' ("Fed") steady increases in short-term interest rates. Nine quarter-point rate hikes over the fiscal year caused the yields to jump for short-term securities such as those held by AHA Limited Maturity Fixed Income Fund Class I Shares: in July 2004, this Fund's 30 day SEC yield was 2.10% and by June 2005, it was 2.82%. In the bond market, prices are temporarily depressed when yields go up as the bond valuations adjust to Fed actions. Therefore, the net return of 1.53% for the year was similar to that of the Merrill Lynch 1-3 Year Treasury Index of 1.87%, the Fund's benchmark. Since the opening of the Class A Shares in late 2004, for the half of the year, the total net return of 0.49% for Class A Shares was below that of the Merrill Lynch 1-3 Year Treasury Index of 0.88%, the Fund's benchmark. This Fund's 30 day SEC yield was 2.20% in December and by June, it was 2.57%.

AHA FULL MATURITY FIXED INCOME

The fiscal year ended June 30, 2005 was surprisingly good to intermediate and longer maturity bonds. While economists and forecasters anticipated that the Fed rate hikes would cause prices to fall, the opposite happened. Yields actually declined for ten year and longer maturity securities due to concerns that record high oil prices would act as a drag on the economy. As a result, the AHA Full Maturity Fixed Income Fund Class I and Class A Shares recorded a net return of 5.72% and 5.46%, respectively, for the year, while the Lehman Government/Credit Intermediate Total Return Index returned 4.79%. The AHA Full Maturity Fixed Income Fund combines two equally weighted portfolios managed to the intermediate and aggregate indices to provide a "Full" maturity spectrum. The Intermediate portfolio was a slightly shorter duration than its index as a defensive measure in a rising interest rate environment, which contributed to the difference in performance.

AHA BALANCED FUND

The AHA Balanced Fund combines stocks, bonds and cash in a moderate allocation of 60-65% stocks per Morningstar's definition. Its net return for the fiscal year was 8.97%, outperforming a benchmark of 60% S&P 500 Stock Index, 30% Lehman U.S. Aggregate Bond Index and 10% Merrill Lynch 3-month U.S. Treasury Index, which returned 6.15%. Its ranking in the Morningstar moderate universe was in the 21st percentile for the year. This Fund benefited from stock overweights in energy and telecom and the longer aggregate duration of its fixed income allocation.

AHA DIVERSIFIED EQUITY FUND

Soaring oil and gas prices, political election turmoil in Iraq and Afghanistan and terrorist bombings in Madrid all led to risk and opportunity in the stock market. Fortunately, the AHA Diversified Equity Fund Class I Shares produced results that outpaced its benchmark, the S&P 500 Index, with net yearly returns of 9.95% and 6.32%, respectively. The Fund's Class I Shares ranked in the upper 19th percentile in its Morningstar peer group universe as of June 30, 2005. The Diversified Equity Fund Class A Shares also outperformed the S&P 500 Index, with net yearly returns of 9.66% vs. 6.32%, respectively. Weightings in utilities, energy and telecom aided performance in the Fund as did avoiding pitfalls in tech and consumer staples.

AHA SOCIALLY RESPONSIBLE EQUITY FUND

On January 3, 2005, we opened a new Socially Responsible Equity Fund designed to meet the social guidelines of religious-based organizations. Its six month performance was -2.48%. While it is benchmarked against the Russell

1000 Value Index, which returned 1.76% for the same period, it should be noted that an underweight to the energy section caused a drag on the portfolio since environmental restrictions are one of the social investing guidelines. It is a social guideline to invest in energy companies that follow sound environmental practices. Screening for such companies limits the number of oil drilling and exploration companies and utilities that can be held in the portfolio in order to achieve the social guidelines desired by investors. We will be opening the AHA Socially Responsible Equity Fund Class A Shares in August.

ACTIVITIES DURING THE YEAR

Besides opening the AHA Socially Responsible Equity Fund, we have added Class A-no-load shares to the Limited Maturity offering to make it available to individual investors. Different from previous years, now being offered are A Class Diversified Equity and Full Maturity shares. In August, we will open the A Class Socially Responsible Equity Fund.

In order to expand services to shareholders at reduced operating costs, in April, the AHA funds switched administrative service providers to SEI Investments Global Fund Services ("SEI"). The SEI network includes the following service providers: Wachovia Bank, N.A., custodian, and Forum Shareholder Services, LLC, transfer agent. In response to requests from shareholders, this change has enabled us to now provide statements in a timelier manner.

Currently, we are preparing to send you a proxy seeking investor approval to combine the AHA mutual funds with the mutual funds offered by our parent company, City National Bank. Their CNI Charter Funds have $4 billion under management and include offerings that expand the asset classes we may offer. The increased assets under management provide our shareholders with resources and increased economies of scale, which will bring savings in operating costs. We believe this is beneficial to investors. The AHA Funds will continue to keep their unique identity within the CNI Chartered Fund's framework and will be endorsed by the American Hospital Association, who supports this merger.

If you have any questions, please do not hesitate to call us at 800.357.4675. We thank you for your trust and the confidence you place with the AHA Investment Funds.



Sincerely,

/s/Timothy G. Solberg

Timothy G. Solberg
Chief Investment Officer
AHA Investment Funds, Inc.


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Opinions expressed above are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for fund holdings and index definitions. Portfolio holdings and sector allocations are subject to change.

The advisor has an agreement in place to waive fees. In the absence of such waivers, total return would be reduced.

Mutual Fund investing involves risk. Principal loss is possible.

CHANGING INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTMENT IN THE AHA LIMITED AND FULL MATURITY FUNDS.

The BARRA S&P 500 Index is a broad based unmanaged index of 500 stocks which is widely recognized as representative of the equity market in general. The Lehman Brothers Intermediate Government/Corporate Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The Merrill Lynch 1 - 3 Treasury Year
Index is a market value weighted index of U.S. Treasury securities with maturities of 1 - 3 years.

This material must be preceded or accompanied by a current prospectus. Please read it carefully before you invest or send money.

Distributed by SEI Investments Distribution Co. (SIDCo)

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - EXPENSE EXAMPLES (UNAUDITED)
June 30, 2005


As a Class I shareholder of the Limited Maturity Fund, the Full Maturity Fund, the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, you will incur ongoing costs, including management fees and other Fund expenses. As a Class A shareholder of the Limited Maturity Fund, the Full Maturity Fund and the Diversified Fund, you will incur ongoing costs and distribution fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 for the period 01/01/05 - 06/30/05.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. The Funds charge no sales load or transaction fees, but do assess shareholders of IRA accounts a $25.00 annual maintenance fee by Forum Shareholder Services, LLC, the Funds' transfer agent. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which does not the represent the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LIMITED MATURITY - CLASS I

                 Beginning Account  Ending Account  Expenses Paid During Period*
                   Value 01/01/05   Value 06/30/05       01/01/05 - 06/30/05
                  ----------------  --------------  ----------------------------
Actual(1)             $1,000.00       $1,006.00               $4.08
Hypothetical(2)       $1,000.00       $1,020.73               $4.11
(1) Ending account values and expenses paid during period based on a 0.60% return. The return is considered after expenses are deducted from the Fund.
(2) Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the Fund.
* Expenses are equal to the Fund's annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LIMITED MATURITY - CLASS A

                 Beginning Account  Ending Account  Expenses Paid During Period*
                   Value 01/01/05   Value 06/30/05       01/01/05 - 06/30/05
                  ----------------  --------------  ----------------------------
Actual(1)             $1,000.00       $1,004.90               $5.37
Hypothetical(2)       $1,000.00       $1,019.44               $5.41
(1) Ending account values and expenses paid during period based on a 0.49% return. The return is considered after expenses are deducted from the Fund.
(2) Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the Fund.
* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the inception date to the end of the semi-annual period).

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)
June 30, 2005


FULL MATURITY - CLASS I

                 Beginning Account  Ending Account  Expenses Paid During Period*
                   Value 01/01/05   Value 06/30/05       01/01/05 - 06/30/05
                  ----------------  --------------  ----------------------------
Actual(1)             $1,000.00       $1,018.70               $4.96
Hypothetical(2)       $1,000.00       $1,019.89               $4.96
(1) Ending account values and expenses paid during period based on a 1.87% return. The return is considered after expenses are deducted from the Fund.
(2) Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the Fund.
* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FULL MATURITY - CLASS A

                 Beginning Account  Ending Account  Expenses Paid During Period*
                   Value 01/01/05   Value 06/30/05       01/01/05 - 06/30/05
                  ----------------  --------------  ----------------------------
Actual(1)             $1,000.00       $1,016.50               $6.20
Hypothetical(2)       $1,000.00       $1,018.65               $6.21
(1) Ending account values and expenses paid during period based on a 1.65% return. The return is considered after expenses are deducted from the Fund.
(2) Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the Fund.
* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BALANCED - CLASS I

                 Beginning Account  Ending Account  Expenses Paid During Period*
                   Value 01/01/05   Value 06/30/05       01/01/05 - 06/30/05
                  ----------------  --------------  ----------------------------
Actual(1)             $1,000.00       $1,019.00               $5.01
Hypothetical(2)       $1,000.00       $1,019.84               $5.01
(1) Ending account values and expenses paid during period based on a 1.90% return. The return is considered after expenses are deducted from the Fund.
(2) Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the Fund.
* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DIVERSIFIED - CLASS I

                 Beginning Account  Ending Account  Expenses Paid During Period*
                   Value 01/01/05   Value 06/30/05       01/01/05 - 06/30/05
                  ----------------  --------------  ----------------------------
Actual(1)             $1,000.00       $1,010.90               $5.38
Hypothetical(2)       $1,000.00       $1,019.44               $5.41
(1) Ending account values and expenses paid during period based on a 1.09% return. The return is considered after expenses are deducted from the Fund.
(2) Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the Fund.
* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DIVERSIFIED - CLASS A

                 Beginning Account  Ending Account  Expenses Paid During Period*
                   Value 01/01/05   Value 06/30/05       01/01/05 - 06/30/05
                  ----------------  --------------  ----------------------------
Actual(1)             $1,000.00       $1,009.70               $6.63
Hypothetical(2)       $1,000.00       $1,018.20               $6.66
(1) Ending account values and expenses paid during period based on a 0.97% return. The return is considered after expenses are deducted from the Fund.
(2) Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the Fund.
* Expenses are equal to the Fund's annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SOCIALLY RESPONSIBLE FUND - CLASS I

                 Beginning Account  Ending Account  Expenses Paid During Period*
                  Value 01/01/05   Value 06/30/05       01/01/05 - 06/30/05
                 ----------------  --------------  ----------------------------
Actual(1)            $1,000.00       $ 975.20                $5.44
Hypothetical(2)      $1,000.00       $1,019.29               $5.56
(1) Ending account values and expenses paid during period based on a (2.48)% return. The return is considered after expenses are deducted from the Fund.
(2) Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the Fund.
* Expenses are equal to the Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AHA LIMITED MATURITY FIXED INCOME FUND
June 30, 2005

                                ASSET ALLOCATION*
[Pie Chart Omitted]
Plot points follow:

Corporate Bonds - 45.0%
U.S. Government Agency Obligations - 35.0%
Mortgage-Backed Securities - 19.1%
U.S. Government Mortgage-Backed Obligations - 0.0%
Cash Equivalents - 0.9%


AHA FULL MATURITY FIXED INCOME FUND
June 30, 2005

                                ASSET ALLOCATION*
[Pie Chart Omitted]
Plot points follow:

Corporate Bonds - 34.8%
U.S. Treasury Obligations - 17.8%
U.S. Government Mortgage-Backed Obligations - 16.0%
Asset-Backed Securities - 8.7%
Mortgage-Backed Securities - 8.3%
U.S. Government Agency Obligations - 8.1%
Foreign Government Bonds - 1.3%
Municipal Bonds - 0.1%
Cash Equivalents - 4.9%

*Percentages based on total investments.

AHA BALANCED FUND
June 30, 2005


                                ASSET ALLOCATION*
[Pie Chart Omitted]
Plot points follow:

Financials - 17.3%
Consumer Non-Cyclical - 11.9%
U.S. Government Mortgage-Backed Obligations - 9.7%
Consumer Cyclical - 9.5%
Corporate Obligations - 9.5%
Technology - 6.8%
Mortgage-Backed Securities - 5.9%
U.S. Treasury Obligations - 5.7%
Telecommunication Services - 5.2%
Energy - 4.2%
Industrials - 3.7%
Utilities - 2.5%
Basic Materials - 2.2%
Asset-Backed Securities - 1.5%
U.S. Government Agency Obligations - 1.2%
Foreign Government Bonds - 0.2%
Municipal Bonds - 0.2%
Cash Equivalents - 2.8%

AHA DIVERSIFIED EQUITY FUND
June 30, 2005

                                ASSET ALLOCATION*
[Pie Chart Omitted]
Plot points follow:

Financials  - 23.8%
Consumer  Non-Cyclical  - 19.6%
Consumer  Cyclical - 13.1%
Technology - 12.3%
Energy - 8.7%
Telecommunication Services - 7.8%
Industrials - 6.5%
Basic Materials - 4.3%
Utilities - 2.2%
Cash Equivalents - 1.7%

*Percentages based on total investments.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
June 30, 2005

                                ASSET ALLOCATION*
[Pie Chart Omitted]
Plot points follow:

Financials - 20.9%
Consumer Cyclical - 13.3%
Consumer Non-Cyclical - 12.6%
Telecommunication  Services - 10.6%
Industrials  - 9.6%
Basic  Materials - 7.5%
Technology - 7.5%
Energy - 7.2%
Utilities - 6.1%
Cash Equivalents - 4.7%

*Percentages based on total investments.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000


[Line Graph Omitted]
Plot points follow:
                  AHA Limited
                 Maturity Fixed                        Merrill Lynch
                 Income Fund -           90 Day          1-3 Year
                 Class I Shares          T-Bills      Treasury Index
6/30/95             $10,000             $10,000          $10,000
6/30/96              10,467              10,553           10,544
6/30/97              11,099              11,126           11,237
6/30/98              11,777              11,713           12,001
6/30/99              12,319              12,283           12,610
6/30/00              12,859              12,962           13,230
6/30/01              14,030              13,725           14,423
6/30/02              14,901              14,086           15,382
6/30/03              15,593              14,302           16,097
6/30/04              15,585              14,442           16,178
6/30/05              15,823              14,753           16,480

This chart assumes an initial gross investment of $10,000 made on December 22, 1988 (since inception) for the AHA Limited Maturity Fixed Income Fund - Class I Shares, as well as the 90 Day T-Bill Index and the Merrill Lynch 1-3 Year Treasury Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 6/30/05
                                                        ANNUALIZED
                                           -----------------------------------
                                            ONE YEAR     FIVE YEAR    TEN YEAR
                                            --------     --------     --------
  AHA Limited Maturity Fixed Income
    Fund - Class I Shares .................  1.53%        4.24%        4.70%
  90 Day T-Bill Index .....................  2.15%        2.62%        3.97%
  Merrill Lynch 1-3 Year Treasury Index ...  1.87%        4.49%        5.12%

Class A Shares commenced operations on October 22, 2004. Total return since inception for the Class A Shares was 0.12% as of June 30, 2005.

90 DAY T-BILLS

This index is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 (519). Average U.S. Treasury Bill rates expressed as annual percentage yields are converted back to daily rates based on 360 days per year. The daily rates are then transformed to 30-day compounded annual yields. This figure is divided by 12 and the resulting monthly "dividend" is reinvested at a constant $1 price to measure monthly performance. This process is repeated every month.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

MERRILL  LYNCH 1-3 YEAR TREASURY  INDEX

A subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975.

One cannot invest directly in an index.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000


[Line Graph Omitted]
Plot points follow:
                      AHA Full Maturity                  Lehman Government/
                      Fixed Income Fund -                Credit Intermediate
                        Class I Shares                   Total Return Index
6/30/95                    $10,000                            $10,000
6/30/96                     10,360                             10,501
6/30/97                     11,201                             11,259
6/30/98                     12,344                             12,221
6/30/99                     12,610                             12,733
6/30/00                     13,185                             13,271
6/30/01                     14,586                             14,737
6/30/02                     15,677                             15,940
6/30/03                     17,254                             17,668
6/30/04                     17,266                             17,656
6/30/05                     18,253                             18,502

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Full Maturity Fixed Income Fund - Class I Shares and the Lehman Government/Credit Intermediate Total Return Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 6/30/05
                                                            ANNUALIZED
                                           ------------------------------------
                                            ONE YEAR      FIVE YEAR    TEN YEAR
                                            --------      --------     --------
  AHA Full Maturity Fixed Income
   Fund - Class I Shares ..................   5.72%         6.72%        6.20%
  AHA Full Maturity Fixed Income
   Fund - Class A Shares ..................   5.46%          N/A          N/A
  Lehman Government/Credit Intermediate
   Total Return Index .....................   4.79%         6.87%        6.35%

Class A Shares commenced operations on May 11, 2004. Total return since inception for the Class A Shares was 4.69% as of June 30, 2005.

LEHMAN GOVERNMENT/CREDIT INTERMEDIATE TOTAL RETURN INDEX

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

One cannot invest directly in an index.

AHA BALANCED FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000


[Line Graph Omitted]
Plot points follow:
                   AHA Balanced Fund-         60/30/10              S&P 500
                     Class I Shares         Hybrid Index             Index
6/30/95                 $10,000               $10,000              $10,000
6/30/96                  11,920                11,729               12,600
6/30/97                  14,690                14,467               16,972
6/30/98                  17,163                17,596               22,091
6/30/99                  19,411                20,304               27,119
6/30/00                  20,183                21,631               29,085
6/30/01                  21,437                20,494               24,772
6/30/02                  19,966                18,789               20,315
6/30/03                  20,246                19,531               20,368
6/30/04                  22,959                21,761               24,260
6/30/05                  25,018                23,099               25,794

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Balanced Fund, as well as a customized Index, the 60/30/10 Hybrid Index. Performance figures include reinvested dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 6/30/05
                                                           ANNUALIZED
                                           ------------------------------------
                                            ONE YEAR     FIVE YEAR     TEN YEAR
                                            --------     --------      --------
   AHA Balanced Fund - Class I Shares .....   8.97%        4.39%         9.60%
   60/30/10 Hybrid Index* .................   6.15%        1.32%         8.73%
   Standard & Poor's 500 Index ............   6.32%       -2.37%         9.94%

60/30/10 HYBRID INDEX

This is a customized index with a blend of three indices, consisting of 60% in the Standard & Poor's 500 Index, 30% in the Lehman U.S. Aggregate Bond Index and 10% in the Merrill Lynch 3-Month U.S. Treasury Index.

*The Fund changed its benchmark from the S&P 500 Index to a customized 60/30/10 Hybrid Index. This change was made because the new benchmark provides a better comparison of the performance of the Fund.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000


[Line Graph Omitted]
Plot points follow:
              AHA Diversified Equity Fund,    Standard & Poor's    Russell 1000
                     Class I Shares            500 Stock Index      Value Index
6/30/95                 $10,000                   $10,000            $10,000
6/30/96                  12,641                    12,600             12,463
6/30/97                  12,650                    16,972             16,598
6/30/98                  20,857                    22,091             21,383
6/30/99                  24,799                    27,119             24,884
6/30/00                  26,111                    29,085             22,664
6/30/01                  26,409                    24,772             25,006
6/30/02                  23,071                    20,315             22,768
6/30/03                  22,618                    20,368             22,535
6/30/04                  27,506                    24,260             27,297
6/30/05                  30,243                    25,794             31,132

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Diversified Equity Fund - Class I Shares and the Standard & Poor's 500 Stock Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. The advisor has an agreement in place to waive fees. Currently, the expense levels have not been exceeded for the Fund.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 6/30/05
                                                          ANNUALIZED
                                                --------------------------------
                                                ONE YEAR    FIVE YEAR   TEN YEAR
                                                --------    ---------   --------
 AHA Diversified Equity Fund - Class I Shares ..  9.95%       2.98%      11.70%
 AHA Diversified Equity Fund - Class A Shares ..  9.66%        N/A         N/A
 Standard & Poor's 500 Stock Index .............  6.32%      -2.37%       9.94%
 Russell 1000 Value Index ...................... 14.06%       6.56%      12.03%

Class A Shares commenced operations on December 30, 2002. Total annualized return since inception for the Class A Shares was 17.08% as of June 30, 2005.

STANDARD & POOR'S 500 STOCK INDEX

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

AHA SOCIALLYRESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000


[Line Graph Omitted]
Plot points follow:
                         AHA Socially
                         Responsible
                         Equity Fund,            Russell
                        Class I Shares          1000 Index
1/1/05                     $10,000              $10,000
6/30/05                      9,751               10,011

This chart assumes an initial gross investment of $10,000 made on January 3, 2005 (since inception) for the AHA Socially Responsible Equity Fund - Class I Shares and the Russell 1000 Value Index. Performance figures include reinvested dividends and capital gains. The advisor has an agreement in place to waive fees. Currently, the expense levels have not been exceeded for the Fund.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 6/30/05
                                                                CUMULATIVE
                                                                 INCEPTION
                                                                 TO DATE*
                                                               -------------
 AHA Socially Responsible Equity Fund - Class I Shares .......    -2.48%
 Russell 1000 Value Index ....................................     1.76%

* Class I shares commenced operations on January 3, 2005.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------

CORPORATE BONDS [44.6%]
     AEROSPACE & DEFENSE [1.0%]
     United Technologies
       4.875%, 11/01/06                  $1,300     $  1,315
     =========================================================
     ALUMINUM [0.9%]
     Alcoa
       4.250%, 08/15/07                   1,205        1,209
     =========================================================
     BANKS [8.4%]
     Bank of America
       4.750%, 10/15/06                     860          869
     Bank of New York, Ser E, MTN
       2.200%, 05/12/06                   1,500        1,478
     Bank One
       6.875%, 08/01/06                   1,100        1,132
     HSBC Bank USA (A)
       3.120%, 09/21/07                     725          725
     JPMorgan Chase
       5.625%, 08/15/06                   1,500        1,526
     Merrill Lynch, Ser B, MTN
       6.130%, 05/16/06                   1,255        1,277
     Wachovia
       4.850%, 07/30/07                   1,530        1,558
     Washington Mutual
       5.625%, 01/15/07                   1,485        1,518
     Wells Fargo
       5.900%, 05/21/06                     750          762
     ---------------------------------------------------------
     TOTAL BANKS                                      10,845
     =========================================================
     BUSINESS SERVICES [2.5%]
     International Business Machines
       6.450%, 08/01/07                   2,400        2,502
     Pitney Bowes
       5.875%, 05/01/06                     745          756
     ---------------------------------------------------------
     TOTAL BUSINESS SERVICES                           3,258
     =========================================================
     ENERGY [1.5%]
     FPL Group Capital
       6.125%, 05/15/07                   1,925        1,994
     =========================================================
     FINANCIAL SERVICES [9.6%]
     American Express
       5.500%, 09/12/06                   1,000        1,016
     American General Finance
       5.875%, 07/14/06                   1,115        1,134
     Caterpillar Financial Services
       5.950%, 05/01/06                   1,830        1,860
     Caterpillar Financial Services,
       Ser F, MTN
       3.625%, 11/15/07                     795          785
     Countrywide Home Loan,
       Ser J, MTN
       5.500%, 08/01/06                     350          355


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Countrywide Home Loan,
       Ser K, MTN
       5.625%, 05/15/07                  $1,925     $  1,972
     HSBC Finance
       5.750%, 01/30/07                   1,855        1,903
     International Lease Finance
       5.625%, 06/01/07                   1,600        1,640
     John Deere Capital
       3.875%, 03/07/07                     820          817
     Washington Mutual Financial
       6.250%, 05/15/06                     935          953
     ---------------------------------------------------------
     TOTAL FINANCIAL SERVICES                         12,435
     =========================================================
     FOOD, BEVERAGE & TOBACCO [4.0%]
     Bottling Group LLC
       2.450%, 10/16/06                   1,400        1,374
     Campbell Soup
       6.900%, 10/15/06                   1,115        1,154
     Coca-Cola Enterprises
       5.375%, 08/15/06                   1,040        1,052
       5.250%, 05/15/07                   1,520        1,553
     ---------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                    5,133
     =========================================================
     INSURANCE [2.4%]
     American International Group,
       Ser F, MTN
       2.850%, 12/01/05                     910          907
     UnitedHealth Group
       5.200%, 01/17/07                   1,130        1,148
       3.375%, 08/15/07                   1,060        1,045
     ---------------------------------------------------------
     TOTAL INSURANCE                                   3,100
     =========================================================
     INVESTMENT BANKER/BROKER DEALER [7.8%]
     Bear Stearns
       5.700%, 01/15/07                     735          752
       3.000%, 03/30/06                   1,945        1,932
     Citigroup
       6.750%, 12/01/05                   1,150        1,163
     Credit Suisse First Boston USA
       5.875%, 08/01/06                     500          510
     Lehman Brothers Holdings
       6.625%, 02/05/06                   1,520        1,543
       6.250%, 05/15/06                   1,000        1,018
     Merrill Lynch, Ser 1, MTN (A)
       6.500%, 04/16/12                     675          675
     Merrill Lynch, Ser B, MTN
       6.150%, 01/26/06                   1,225        1,240
     Morgan Stanley Dean Witter
       6.100%, 04/15/06                   1,315        1,337
     ---------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER            10,170
     =========================================================
     PETROLEUM & FUEL PRODUCTS [1.3%]
     Conoco Funding
       5.450%, 10/15/06                   1,610        1,639
     =========================================================


           See Notes to the Financial Statements.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     RETAIL [2.0%]
     Target
       5.950%, 05/15/06                  $1,125     $  1,143
       5.500%, 04/01/07                   1,400        1,436
     ---------------------------------------------------------
     TOTAL RETAIL                                      2,579
     =========================================================
     TELEPHONES & TELECOMMUNICATIONS [3.2%]
     Bellsouth
       5.000%, 10/15/06                   1,000        1,014
     SBC Communications
       5.750%, 05/02/06                   1,625        1,648
     Verizon Global Funding
       6.125%, 06/15/07                   1,445        1,498
     ---------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             4,160
     =========================================================
         TOTAL CORPORATE BONDS
           (Cost $58,485)                             57,837
         =====================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [34.7%]
     FHLB
       3.625%, 06/20/07                   3,905        3,889
       2.875%, 08/15/06                     600          594
       2.750%, 03/14/08                   4,170        4,058
       2.500%, 12/15/05                   3,815        3,796
     FHLMC
       5.500%, 07/15/06                   2,600        2,646
       2.875%, 12/15/06                   4,100        4,047
       2.375%, 02/15/07                   1,460        1,428
       2.125%, 11/15/05                   4,890        4,865
       1.875%, 02/15/06                   7,440        7,353
     FNMA
       4.375%, 10/15/06                     670          675
       3.250%, 01/15/08                   7,815        7,708
       2.625%, 11/15/06                   1,025        1,010
       2.625%, 01/19/07                   1,105        1,085
       2.250%, 02/28/06                   1,910        1,892
     ---------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $45,214)                             45,046
         =====================================================

MORTGAGE-BACKED SECURITIES [19.0%]
    Bank One Auto Securitization Trust,
      Ser 2003-1, Cl A4
      2.430%, 03/22/10                     725           706
    Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A1
      6.080%, 02/15/35                   1,147         1,184
    BMW Vehicle Owner Trust,
      Ser 2005-A, Cl A3
      4.040%, 02/25/09                   1,385         1,387
    Capital Auto Receivables Asset Trust,
      Ser 2003-3, Cl A3A
      2.960%, 01/15/08                     660           660


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Capital Auto Receivables Asset Trust,
       Ser 2004-2, Cl A3
       3.580%, 01/15/09                  $1,310     $  1,310
     Chase Manhattan Auto Owner Trust,
       Ser 2003-A, Cl A4
       2.060%, 12/15/09                   1,395        1,358
     Citibank Credit Card Issuance Trust,
       Ser 2004-A1, Cl A1
       2.550%, 01/20/09                   1,010          989
     Daimler Chrysler Auto Trust,
       Ser 2003-A, Cl A4
       2.880%, 10/08/09                   1,650        1,631
     GE Capital Commercial Mortgage,
       Ser 2004-C2, Cl A1
       3.111%, 03/10/40                   1,353        1,326
     GE Capital Commercial Mortgage,
       Ser 2005-C1, Cl A1
       4.012%, 06/10/48                   1,534        1,532
     GMAC Commercial Mortgage
       Securities, Ser 2004-C3, Cl A2
       3.950%, 12/10/41                   1,075        1,070
     Honda Auto Receivables Owner Trust,
       Ser 2002-4, Cl A4
       2.700%, 03/17/08                     880          872
     Honda Auto Receivables Owner Trust,
       Ser 2003-3, Cl A4
       2.770%, 11/21/08                     750          736
     Honda Auto Receivables Owner Trust,
       Ser 2004-3, Cl A4
       3.280%, 02/18/10                     770          753
     Morgan Stanley Capital Investments,
       Ser 2005-T17, Cl A2
       4.110%, 12/13/41                     955          954
     Nissan Auto Receivables Owner Trust,
       Ser 2002-C, Cl A4
       3.330%, 01/15/08                     950          949
     Nissan Auto Receivables Owner Trust,
       Ser 2003-B, Cl A4
       2.050%, 03/16/09                     955          932
     Nissan Auto Receivables Owner Trust,
       Ser 2004-B, Cl A3
       3.350%, 05/15/08                     885          879
     Nissan Auto Receivables Owner Trust,
       Ser 2005-A, Cl A4
       3.820%, 07/15/10                     750          746
     Toyota Auto Receivables Owner Trust,
       Ser 2003-A, Cl A4
       2.200%, 03/15/10                     765          755
     Toyota Auto Receivables Owner Trust,
       Ser 2003-B, Cl A4
       2.790%, 01/15/10                     945          930
     USAA Auto Owner Trust,
       Ser 2003-1, Cl A4
       2.040%, 02/16/10                     680          668


           See Notes to the Financial Statements.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------
3
June 30, 2005


Description            Face Amount (000)/Shares  Value (000)
--------------------------------------------------------------
     USAA Auto Owner Trust,
       Ser 2004-2, Cl A3
       3.030%, 06/16/08                  $1,615     $  1,600
     Wells Fargo Financial Auto Owner
       Trust, Ser 2005-A, Cl A3
       4.090%, 05/15/08                     680          680
     ---------------------------------------------------------
         TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $24,874)                             24,607
         =====================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [0.0%]
     FNMA, Pool 541946
       7.500%, 07/01/30                       1            1
     FNMA, Pool 584930
       7.500%, 05/01/31                       2            2
     FNMA, Pool 585226
       7.500%, 02/01/30                      --           --
     ---------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $3)                                       3
         =====================================================

CASH EQUIVALENTS [1.0%]
     Fidelity Institutional Domestic Money
       Market Portfolio, Cl I           586,952          587
     Wachovia Bank                      586,952          587
     ---------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $1,174)                               1,174
     =========================================================

         TOTAL INVESTMENTS [99.3%]
           (Cost $129,750)                           128,667
         =====================================================

OTHER ASSETS AND LIABILITIES:
     Income Distribution Payable                        (103)
     Administration Fees Payable                         (50)
     Investment Advisory Fees Payable                    (45)
     Distribution Fees Payable                            (1)
     Other Assets and Liabilities, Net                 1,103
     ---------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [0.7%]             904
         =====================================================

     NET ASSETS -- 100.0%                           $129,571
     =========================================================


Description                                       Value (000)
--------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital
         (700 million authorized--$0.01 par value)  $131,429
     Accumulated net realized loss on investments       (775)
     Net unrealized depreciation on investments       (1,083)
     ---------------------------------------------------------
     NET ASSETS                                     $129,571
     =========================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class I
       ($128,501,397 / 12,107,498 shares)             $10.61
     =========================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($1,070,029 / 100,769 shares)                  $10.62
     =========================================================
Amounts designated as "--" are either $0 or have been rounded to $0.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on June 30, 2005.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National
Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series



--------------------------------------------------------------

           See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------

CORPORATE BONDS [34.3%]
     AEROSPACE & DEFENSE [0.4%]
     Northrup Grumman
       4.079%, 11/16/06                  $   50      $    50
     Raytheon
       6.750%, 08/15/07                      23           24
     Systems 2001 Asset Trust (A)
       6.664%, 09/15/13                      62           68
     ---------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                           142
     =========================================================
     AIRLINES [0.2%]
     Continental Airlines (A)
       6.800%, 07/02/07                      82           70
     =========================================================
     AUTOMOTIVE [2.0%]
     American Honda Finance, MTN (B)
       3.330%, 05/12/08                      50           50
     Auburn Hills Trust
       12.375%, 05/01/20                     55           83
     DaimlerChrysler NA Holdings
       4.875%, 06/15/10                      60           60
       3.610%, 03/07/07 (B)                  40           40
     DaimlerChrysler NA Holdings,
       Ser D, MTN
       3.859%, 09/10/07                     180          180
     Ford Motor
       9.215%, 09/15/21                     125          118
       4.000%, 03/21/07 (B)                  10           10
     General Motors
       8.375%, 07/15/33                      60           50
     Nissan Motor Acceptance (A)
       4.625%, 03/08/10                      40           40
     ---------------------------------------------------------
     TOTAL AUTOMOTIVE                                    631
     =========================================================
     BANKS [4.5%]
     AmSouth Bancorporation
       6.750%, 11/01/25                      75           91
     Bank of America
       10.200%, 07/15/15                    100          140
     Bank One
       10.000%, 08/15/10                     89          110
     Bankers Trust
       7.250%, 10/15/11                      46           53
     Capital One Bank
       4.250%, 12/01/08                      50           50
     Dime Capital Trust, Ser A
       9.330%, 05/06/27                      50           56
     Dresdner Bank - New York
       7.250%, 09/15/15                     150          179
     HSBC Holding
       7.500%, 07/15/09                     150          168
     Santander Central Hispano
       Issuances
       7.625%, 09/14/10                     100          115
     Wachovia
       6.300%, 04/15/28 (B)                 150          159
       3.625%, 02/17/09                     140          138


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Wells Fargo (B)
       3.510%, 09/15/09                  $  170      $   170
     ---------------------------------------------------------
     TOTAL BANKS                                       1,429
     =========================================================
     BUILDING & CONSTRUCTION [0.2%]
     Hanson Australia Funding
       5.250%, 03/15/13                      75           77
     =========================================================
     CHEMICALS [0.1%]
     Dow Chemical
       5.750%, 12/15/08                      40           42
     =========================================================
     COMMUNICATION & MEDIA [1.9%]
     Clear Channel Communications
       4.625%, 01/15/08                      60           59
       4.250%, 05/15/09                      20           19
     Comcast Cable Communications
       8.375%, 05/01/07                     110          118
     Cox Communications (A) (B)
       3.550%, 12/14/07                      70           71
     Liberty Media Group
       7.875%, 07/15/09                     190          203
     Turner Broadcasting System
       8.375%, 07/01/13                     110          135
     ---------------------------------------------------------
     TOTAL COMMUNICATION & MEDIA                         605
     =========================================================
     DIVERSIFIED OPERATIONS [0.6%]
     Wharf International Finance
       7.625%, 03/13/07                     175          184
     =========================================================
     ENERGY [4.2%]
     Alabama Power (B)
       3.484%, 08/25/09                      50           50
     American Electric Power, Ser A
       6.125%, 05/15/06                      20           20
     Appalachian Power, Ser G
       3.600%, 05/15/08                      50           49
     Cleveland Electric Illuminating
       5.650%, 12/15/13                     110          116
     Dominion Resources
       5.700%, 09/17/12                      50           53
       4.125%, 02/15/08                      10           10
     DTE Energy (B)
       3.860%, 06/01/07                      40           40
     Duke Energy
       3.750%, 03/05/08                      10           10
     Exelon
       6.750%, 05/01/11                      60           67
       5.625%, 06/15/35                      75           76
     FirstEnergy, Ser B
       6.450%, 11/15/11                      10           11
     Korea Electric Power
       7.750%, 04/01/13                      95          114
       6.750%, 08/01/27                      75           90
     Niagara Mohawk Power, Ser G
       7.750%, 10/01/08                      50           55


           See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Pacific Gas & Electric
       6.050%, 03/01/34                  $   25      $    27
       3.600%, 03/01/09                      70           68
     Progress Energy
       7.100%, 03/01/11                      70           78
     PSI Energy
       7.850%, 10/15/07                     125          134
     Sempra Energy
       4.621%, 05/17/07                      40           40
       3.754%, 05/21/08 (B)                  50           50
     Texas Utilities Holdings
       6.375%, 06/15/06                      80           81
     TXU Energy (A) (B)
       3.920%, 01/17/06                      50           50
     United Utilities
       6.450%, 04/01/08                      70           74
     ---------------------------------------------------------
     TOTAL ENERGY                                      1,363
     =========================================================
     FINANCIAL SERVICES [6.2%]
     American General Finance
       8.450%, 10/15/09                     100          115
     Amvescap
       5.900%, 01/15/07                      50           51
     Associates NA, Ser A
       7.950%, 02/15/10                      75           86
     Boeing Capital
       5.750%, 02/15/07                      50           51
     Capital One Financial
       4.738%, 05/17/07                      10           10
     Caterpillar Financial Services,
       Ser F, MTN
       3.450%, 01/15/09                      50           49
     CIT Group
       3.375%, 04/01/09                      75           73
     CIT Group, MTN (B)
       3.500%, 05/23/08                      80           80
     Countrywide Financial (B)
       3.469%, 05/05/08                      90           90
     Devon Financing
       6.875%, 09/30/11                      80           90
     Ford Motor Credit (B)
       4.308%, 09/28/07                     180          174
     General Electric Capital (B)
       2.215%, 06/15/09                      80           80
     General Electric Capital, Ser A, MTN
       6.000%, 06/15/12                      75           82
     General Motors Acceptance
       6.750%, 12/01/14                      70           63
       4.100%, 07/16/07 (B)                  20           19
     General Motors Acceptance, MTN (B)
       4.602%, 09/23/08                     150          139
       4.130%, 03/20/07                      40           39
       4.050%, 01/16/07                      30           29
     HSBC Finance
       5.000%, 06/30/15                      75           76
     International Lease Finance
       5.000%, 04/15/10                     120          122


Description                    Face Amount (000)  Value (000)
--------------------------------------------------------------
     International Lease Finance,
       Ser Q, MTN
       4.625%, 06/02/08                  $   20      $    20
     iStar Financial
       5.375%, 04/15/10                      40           40
     John Deere Capital
       3.900%, 01/15/08                      50           50
     National Rural Utilities
       6.000%, 05/15/06                      50           51
       3.875%, 02/15/08                     100           99
     Nisource Finance
       7.875%, 11/15/10                      75           86
     Petrozuata Finance (A)
       8.220%, 04/01/17                      30           28
     SLM, MTN (B)
       4.270%, 04/01/09                      50           49
     Toyota Motor Credit, MTN
       2.800%, 01/18/06                      40           40
     ---------------------------------------------------------
     TOTAL FINANCIAL SERVICES                          1,981
     =========================================================
     FOOD, BEVERAGE & TOBACCO [1.0%]
     Diageo Capital
       3.375%, 03/20/08                      50           49
     General Mills
       6.449%, 10/15/06                      50           51
       5.125%, 02/15/07                      40           41
     Kraft Foods
       5.625%, 11/01/11                      40           42
     Pepsi Bottling Holdings (A)
       5.625%, 02/17/09                      50           53
     Sara Lee
       6.250%, 09/15/11                      20           21
       2.750%, 06/15/08                      50           48
     ---------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                      305
     =========================================================
     FORESTRY [0.2%]
     Weyerhaeuser
       6.750%, 03/15/12                      50           55
       5.250%, 12/15/09                      10           10
     ---------------------------------------------------------
     TOTAL FORESTRY                                       65
     =========================================================
     INSURANCE [0.7%]
     Ace INA Holdings
       8.300%, 08/15/06                      60           63
     Protective Life
       4.300%, 06/01/13                     100           97
     Wellpoint
       3.750%, 12/14/07                      50           49
     ---------------------------------------------------------
     TOTAL INSURANCE                                     209
     =========================================================
     INVESTMENT BANKER/BROKER DEALER [2.9%]
     Bear Stearns, Ser B, MTN
       4.550%, 06/23/10                      50           50
     Credit Suisse First Boston
       6.125%, 11/15/11                      50           55


           See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Dryden Investor Trust (A)
       7.157%, 07/23/08                  $   93      $    97
     Goldman Sachs Group
       5.150%, 01/15/14                      75           77
     Goldman Sachs Group, MTN (B)
       3.538%, 03/02/10                      80           80
     JPMorgan Chase
       5.750%, 01/02/13                      90           97
       3.310%, 10/02/09 (B)                  90           90
     JPMorgan Chase Capital XIII,
       Ser M (B)
       4.040%, 09/30/34                      10           10
     Lehman Brothers Holding,
       Ser G, MTN (B)
       3.021%, 11/10/09                     120          120
     Merrill Lynch, Ser C, MTN (B)
       3.439%, 02/05/10                      70           70
     Morgan Stanley
       4.750%, 04/01/14                      75           74
       2.940%, 01/15/10 (B)                 140          140
     ---------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER               960
     =========================================================
     MANUFACTURING [0.8%]
     Tyco International Group
       6.375%, 10/15/11                     185          203
       6.000%, 11/15/13                      50           55
     ---------------------------------------------------------
     TOTAL MANUFACTURING                                 258
     =========================================================
     MULTI-MEDIA [1.0%]
     News America (A)
       6.625%, 01/09/08                      60           63
     Time Warner
       9.125%, 01/15/13                      50           63
       6.875%, 05/01/12                     100          113
     Viacom
       7.700%, 07/30/10                      75           84
     ---------------------------------------------------------
     TOTAL MULTI-MEDIA                                   323
     =========================================================
     PAPER & PAPER PRODUCTS [0.1%]
     International Paper
       3.800%, 04/01/08                      30           29
     =========================================================
     PETROLEUM & FUEL PRODUCTS [1.9%]
     Amerada Hess
       7.375%, 10/01/09                      50           55
     Anadarko Finance, Ser B
       6.750%, 05/01/11                      80           89
     Anadarko Petroleum
       3.250%, 05/01/08                      10           10
     ChevronTexaco Capital
       3.500%, 09/17/07                      20           20
     Conoco Funding
       5.450%, 10/15/06                      10           10
     Kinder Morgan Energy Partners
       7.500%, 11/01/10                      40           45


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Occidental Petroleum
       6.750%, 01/15/12                  $   60      $    68
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                      50           58
       4.710%, 06/15/10 (A) (B)             150          155
     Texas East Transmission
       5.250%, 07/15/07                      50           51
     XTO Energy
       7.500%, 04/15/12                      40           46
     ---------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                     607
     =========================================================
     PHOTOGRAPHIC EQUIPMENT & SUPPLIES [0.2%]
     Eastman Kodak
       7.250%, 11/15/13                      60           63
     =========================================================
     RETAIL [0.2%]
     Target
       5.400%, 10/01/08                      50           52
     =========================================================
     TELEPHONES & TELECOMMUNICATIONS [4.1%]
     Alltel
       4.656%, 05/17/07                     130          131
     British Telecommunications
       8.875%, 12/15/30                     100          141
       7.875%, 12/15/05                      70           71
     Deutsche Telekom International Finance
       8.750%, 06/15/30                      75          102
       3.875%, 07/22/08                      80           79
     France Telecom
       7.950%, 03/01/06                      40           41
     Motorola
       4.608%, 11/16/07                      40           40
     New Cingular Wireless Services
       8.750%, 03/01/31                      25           35
       8.125%, 05/01/12                      85          102
       7.500%, 05/01/07                      50           53
     Pacific Bell
       6.125%, 02/15/08                      50           52
     SBC Communications
       4.125%, 09/15/09                      30           30
     Sprint Capital
       7.625%, 01/30/11                      75           86
       6.125%, 11/15/08                      70           74
       4.780%, 08/17/06 (C)                 150          151
     Telecom Italia Capital (A)
       4.000%, 01/15/10                     100           97
     Vodafone Group
       3.950%, 01/30/08                      40           40
     ---------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             1,325
     =========================================================
     TRANSPORTATION SERVICES [0.5%]
     FedEx
       9.650%, 06/15/12                     125          161
     =========================================================


           See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     WASTE DISPOSAL [0.4%]
     Waste Management
       7.375%, 08/01/10                  $   60      $    67
       6.875%, 05/15/09                      50           54
     ---------------------------------------------------------
     TOTAL WASTE DISPOSAL                                121
     =========================================================
         TOTAL CORPORATE BONDS
           (Cost $10,746)                             11,002
         =====================================================

U.S. TREASURY OBLIGATIONS [17.5%]
     U.S. Treasury Bond
       9.875%, 11/15/15                     225          336
       9.250%, 02/15/16                     225          326
       6.250%, 08/15/23                   1,325        1,651
       5.375%, 02/15/31                      50           59
     U.S. Treasury Inflation Index Bond
       2.375%, 01/15/25                     103          113
     U.S. Treasury Inflation Index Note
       3.625%, 01/15/08                     288          305
       2.000%, 01/15/14                     210          216
       2.000%, 07/15/14                      10           11
       0.875%, 04/15/10                      41           40
     U.S. Treasury Note
       6.000%, 08/15/09                      90           98
       5.750%, 08/15/10                      95          104
       4.750%, 05/15/14                      90           96
       4.250%, 08/15/13                      35           36
       4.250%, 08/15/14                      80           82
       4.000%, 04/15/10                     560          566
       3.750%, 05/15/08                     100          100
       3.625%, 04/30/07                      10           10
       3.625%, 01/15/10                     130          130
       3.500%, 08/15/09                     545          540
       3.500%, 02/15/10                     280          277
       3.375%, 10/15/09                      50           49
       2.500%, 10/31/06                     360          355
     U.S. Treasury STRIP
       6.740%, 11/15/27                     300          114
     ---------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $5,373)                               5,614
         =====================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION [15.8%]
     FHLMC REMIC, Ser 1, Cl Z
       9.300%, 04/15/19                      34           34
     FHLMC REMIC, Ser R001, Cl AE
       4.375%, 04/15/15                     146          146
     FHLMC, Pool 160098
       10.500%, 01/01/10                      7            8
     FHLMC, Pool 1B2677 (B)
       4.104%, 01/01/35                      58           58
     FHLMC, Pool 1B2683 (B)
       4.091%, 01/01/35                      31           31
     FHLMC, Pool 1B2692 (B)
       4.490%, 12/01/34                      95           95


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     FHLMC, Pool C006889F
       6.500%, 12/01/28                  $   25      $    26
     FHLMC, Pool C00760
       6.500%, 05/01/29                      39           41
     FHLMC, Pool C00785
       6.500%, 06/01/29                     150          156
     FHLMC, Pool C20300
       6.500%, 01/01/29                      31           32
     FHLMC, Pool E01251
       5.500%, 11/01/17                     112          115
     FHLMC, Pool E01280
       5.000%, 12/01/17                      89           90
     FHLMC, Ser 2141, Cl N
       5.550%, 11/15/27                      81           82
     FHLMC, Ser 2277, Cl B
       7.500%, 01/15/31                      42           42
     FHLMC, Ser 2531, Cl N
       4.000%, 07/15/27                      41           41
     FHLMC, Ser 2533, Cl PC
       5.000%, 10/15/17                     125          126
     FHLMC, Ser 2539, Cl QB
       5.000%, 09/15/15                     175          177
     FHLMC, Ser 2544, Cl QB
       5.000%, 09/15/15                     150          152
     FHLMC, Ser 2567, Cl OD
       5.000%, 08/15/15                     125          127
     FHLMC, Ser 2804, Cl VC
       5.000%, 07/15/21                     192          194
     FHLMC, Ser 2835, Cl VK
       5.500%, 11/15/12                     138          140
     FNMA, Pool 251813
       6.500%, 07/01/28                      24           25
     FNMA, Pool 251967
       6.500%, 09/01/28                      30           31
     FNMA, Pool 252162
       6.500%, 12/01/28                      26           27
     FNMA, Pool 252570
       6.500%, 07/01/29                      58           60
     FNMA, Pool 252645
       6.500%, 08/01/29                      25           25
     FNMA, Pool 253183
       7.500%, 04/01/30                       4            5
     FNMA, Pool 253398
       8.000%, 08/01/30                      21           22
     FNMA, Pool 254088
       5.500%, 12/01/16                      98          100
     FNMA, Pool 254509
       5.000%, 10/01/17                     100          101
     FNMA, Pool 254510
       5.000%, 11/01/17                     118          119
     FNMA, Pool 254545
       5.000%, 12/01/17                      76           77
     FNMA, Pool 254589
       5.500%, 01/01/23                     194          198
     FNMA, Pool 254631
       5.000%, 02/01/18                     153          155


           See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     FNMA, Pool 254907
       5.000%, 10/01/18                  $  256      $   259
     FNMA, Pool 254949
       5.000%, 11/01/33                     123          123
     FNMA, Pool 254953
       5.000%, 11/01/18                      90           91
     FNMA, Pool 303168
       9.500%, 02/01/25                      13           15
     FNMA, Pool 585226
       6.500%, 05/01/31                      18           19
     FNMA, Pool 827223 (B)
       4.799%, 04/01/35                     295          297
     FNMA, Ser 1991, Cl 86
       6.500%, 07/25/21                      90           95
     FNMA, Ser 1992, Cl 136
       6.000%, 08/25/22                      74           76
     FNMA, Ser 1998, Cl 66
       6.000%, 12/25/28                      34           35
     FNMA, Ser 2002, Cl 68
       4.750%, 12/25/14                      26           26
     FNMA, Ser 2002, Cl 70
       5.000%, 04/25/15                      96           97
     FNMA, Ser 2002, Cl 95
       5.000%, 07/25/26                     150          151
     FNMA, Ser 2003, Cl 16
       5.000%, 10/25/15                     150          152
     FNMA, Ser 2003, Cl 18
       5.000%, 03/25/16                     150          152
     FNMA, Ser 2003, Cl 31
       4.500%, 12/25/28                     175          176
     FNMA, Ser 2003, Cl 44
       3.750%, 05/25/33                      38           38
     GNMA, Pool 2714
       6.500%, 02/20/29                      76           80
     GNMA, Pool 479168
       8.000%, 02/15/30                      48           52
     GNMA, Pool 780315
       9.500%, 12/15/17                      29           32
     GNMA, Pool 780678
       6.500%, 11/15/27                      73           77
     GNMA, Ser 2004, Cl 78
       4.658%, 04/16/29                     150          151
     ---------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $5,075)                               5,052
         =====================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [7.9%]
     FFCB
       4.875%, 04/04/12                     200          209
     FHLB
       4.125%, 04/18/08                      60           60
       3.499%, 09/08/05 (B)                 125          124
       3.497%, 09/21/05 (B)                 200          198
       2.750%, 05/15/06                      40           40
     FHLMC
       6.625%, 09/15/09                     475          523


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     FNMA
       10.009%, 07/07/05 (B)             $  200      $   200
       7.250%, 01/15/10                     200          227
       5.420%, 07/14/05 (B)                 226          226
       4.625%, 10/15/14                     110          113
       3.555%, 12/05/05 (B)                  70           69
       3.420%, 09/21/05 (B)                 125          124
       3.000%, 04/26/19                      70           69
       2.800%, 03/01/19                     160          159
     Tennessee Valley Authority
       4.650%, 06/15/35                      10           10
     Tennessee Valley Authority, Ser A
       6.790%, 05/23/12                      80           93
       5.625%, 01/18/11                      10           11
     Tennessee Valley Authority, Ser E
       6.250%, 12/15/17                      80           94
     ---------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $2,535)                               2,549
         =====================================================

ASSET-BACKED SECURITIES [8.6%]
     Ace Securities, Ser 2004-SD1,
       Cl A1 (B)
       3.804%, 11/25/33                      82           82
     Ameriquest Mortgage Securities,
       Ser 2002-5, Cl AV3 (B)
       3.784%, 02/25/33                       6            6
     Ameriquest Mortgage Securities,
       Ser 2003-AR3, Cl A2 (B)
       3.684%, 10/25/33                      46           46
     CDC Mortgage Capital Trust,
       Ser 2002-HE3, Cl A (B)
       3.804%, 03/25/33                       1            1
     Chase Credit Card Master Trust,
       Ser 2003-6, Cl A (B)
       3.200%, 02/15/11                     300          301
     CitiFinancial Mortgage Securities,
       Ser 2004-1, Cl AF2 (C)
       2.640%, 04/25/34                     150          145
     Cityscape Home Equity Loan Trust,
       Ser 1997-C, Cl A4
       7.000%, 07/25/28                      33           33
     ContiMortgage Home Equity Loan
       Trust, Ser 1997-2, Cl A9
       7.090%, 04/15/28                      39           39
     Fairbanks Capital Mortgage,
       Ser 1991-1, Cl A (C)
       3.620%, 05/25/28                      68           67
     Green Tree Financial, Ser 1997-7,
       Cl A6
       6.760%, 07/15/29                     184          194
     Green Tree Home Improvement Loan
       Trust, Ser 1996-D, Cl HEM2
       8.300%, 09/15/27                     173          174
     GSAA Home Equity Trust,
       Ser 2005-1, Cl AF2
       4.320%, 11/25/34                     150          149


           See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Home Equity Asset Trust,
       Ser 2002-4, Cl A3 (B)
       3.794%, 03/25/33                  $    4      $     4
     Home Equity Mortgage Trust,
       Ser 2003-5, Cl A1 (C)
       3.734%, 01/25/34                       4            4
     IMC Home Equity Loan Trust,
       Ser 1997-5, Cl A10
       6.880%, 11/20/28                      61           62
     MBNA Credit Card Master,
       Ser 2003-A3, Cl A3 (B)
       3.340%, 08/16/10                     300          301
     New Century Home Equity Loan
       Trust, Ser 2003-5, Cl AI3
       3.560%, 11/25/33                     150          149
     Residential Asset Mortgage Products,
       Ser 2002-RS3, Cl AI5
       5.572%, 06/25/32                     128          129
     Residential Asset Mortgage Products,
       Ser 2003-RS7, Cl AI3
       3.680%, 09/25/27                     115          115
     Residential Asset Securities,
       Ser 2003-KS11, Cl AI3
       3.320%, 02/25/29                     150          149
     Residential Asset Securities,
       Ser 2003-KS5, Cl AI6
       3.620%, 07/25/33                     200          193
     Residential Asset Securities,
       Ser 2004-KS2, Cl AI3
       3.020%, 05/25/29                     125          123
     Residential Asset Securities,
       Ser 2004-KS5, Cl AI3
       4.030%, 04/25/30                     150          149
     Residential Funding Mortgage
       Securities, Ser 2003-HS3,
       Cl A2B (B)
       3.140%, 08/25/33                      36           37
     Structured Asset Investment Loan
       Trust, Ser 2003-BC9, Cl 3A1 (B)
       3.564%, 08/25/33                      13           13
     UCFC Home Equity Loan,
       Ser 1998-C, Cl A7
       5.935%, 01/15/30                      89           89
     ---------------------------------------------------------
         TOTAL ASSET-BACKED SECURITIES
           (Cost $2,746)                               2,754
         =====================================================

MORTGAGE-BACKED SECURITIES [8.1%]
     Asset Securitization,
       Ser 1996-D2, Cl A1
       6.920%, 02/14/29                     128          129
     Banc of America Alternative Loan
       Trust, Ser 2005-4, Cl CB11
       5.500%, 04/25/20                     196          200
     Banc of America Alternative Loan
       Trust, Ser 2005-6, Cl 7A1
       5.500%, 07/25/20                     150          153


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Banc of America Funding,
       Ser 2005-B, Cl 2A1 (B)
       5.145%, 04/20/35                  $   97      $    98
     Bear Stearns Alternative Asset Trust,
       Ser 2005-2, Cl 2A4 (B)
       4.848%, 04/25/35                     179          180
     Bear Stearns Asset Backed Securities,
       Ser 2003-AC1, Cl A1 (C)
       4.100%, 05/25/33                      39           39
     Commercial Mortgage Acceptance,
       Ser 1997-ML1, Cl A4
       6.735%, 12/15/30                      81           85
     Countrywide Home Loans,
       Ser 2004-20, Cl 2A1 (B)
       4.590%, 09/25/34                      75           77
     DaimlerChrysler Master Owner Trust,
       Ser 2004-A, Cl A
       3.120%, 01/15/09                     275          275
     Deutsche Mortgage Securities,
       Ser 2004-4, Cl 1A3
       4.940%, 04/25/34                     150          150
     Deutsche Mortgage & Asset Receiving,
       Ser 1998-C1, Cl A2
       6.538%, 06/15/31                      84           88
     GE Capital Commercial Mortgage,
       Ser 2002-3A, Cl A2
       4.996%, 12/10/37                     150          155
     GMAC Commercial Mortgage
       Securities, Ser 1997-C1, Cl A3 (B)
       6.869%, 07/15/29                      72           75
     GMAC Commercial Mortgage
       Securities, Ser 2003-C1, Cl A2
       4.079%, 05/10/36                     125          122
     GMAC Mortgage Corporation Loan
       Trust, Ser 2004-GH1, Cl A6
       4.810%, 07/25/35                     150          150
     GMAC Mortgage Corporation Loan
       Trust, Ser 2004-J4, Cl A2
       5.500%, 08/25/14                     140          143
     MLCC Mortgage Investors,
       Ser 2005-1, Cl 2A2 (B)
       4.981%, 06/25/35                      98           98
     Nomura Asset Securities,
       Ser 1996-MD5, Cl A1B
       7.120%, 04/13/39                     170          174
     Residential Accredit Loans,
       Ser 2004-QS5, Cl A5
       4.750%, 04/25/34                      93           93
     Residential Accredit Loans,
       Ser 2004-QS6, Cl A1
       5.000%, 05/25/19                     128          128
     ---------------------------------------------------------
         TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $2,604)                               2,612
         =====================================================


           See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description   Face Amount (000)/Shares/Contacts  Value (000)
--------------------------------------------------------------

FOREIGN GOVERNMENT BONDS [1.3%]
     National Bank of Hungary
       8.875%, 11/01/13                  $   75      $    99
     Republic of Italy
       4.375%, 10/25/06                      40           40
       4.000%, 06/16/08                      50           50
     Russia Federation (C)
       5.000%, 03/31/30                     120          134
     United Mexican States
       9.875%, 02/01/10                      50           60
       8.375%, 01/14/11                      30           35
     ---------------------------------------------------------
         TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $374)                                   418
         =====================================================

MUNICIPAL BOND [0.1%]
     LOUISIANA [0.1%]
     Louisiana State, Tobacco Settlement
       Financing Authority, Ser 2001A
       6.360%, 05/15/25                      43           44
     =========================================================
         TOTAL MUNICIPAL BOND
           (Cost $44)                                     44
         =====================================================

CASH EQUIVALENTS [4.8%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I     773,116          773
     Wachovia Bank                      773,116          773
     ---------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $1,546)                               1,546
         =====================================================

         TOTAL INVESTMENTS [98.4%]
           (Cost $31,043)                             31,591
         =====================================================

WRITTEN OPTION CONTRACTS -- [-0.1%]
     U.S. Treasury 5 Year Note,
        August 2005, 112 Call                (5)          (9)
     U.S. Treasury 5 Year Note,
       August 2005, 114 Call                 (9)          (6)
     U.S. Treasury 10 Year Note,
       August 2005, 115 Call                 (3)          (1)
     U.S. Treasury 10 Year Note,
       August 2005, 110 Puts                 (3)          --
     ---------------------------------------------------------
         TOTAL WRITTEN OPTION CONTRACTS
           (Premiums received $8)                        (16)
         =====================================================

OTHER ASSETS AND LIABILITIES:
     Income Distribution Payable                         (53)
     Administration Fees Payable                         (20)
     Investment Advisory Fees Payable                    (11)
     Payable for Investment Securities Purchased          (3)
     Other Assets and Liabilities, Net                   606
     ---------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [1.7%]             519
         =====================================================

     NET ASSETS -- 100.0%                            $32,094
     =========================================================


Description                                      Value (000)
--------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital
         (700 million authorized -- $0.01 par value) $31,383
     Accumulated net realized gain on investments        182
     Net unrealized appreciation on investments
         and options                                     540
     Net unrealized depreciation on futures contracts    (11)
     ---------------------------------------------------------
     TOTAL NET ASSETS                                $32,094
     =========================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class I
       ($31,960,184 / 3,044,732 shares)               $10.50
     =========================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($133,895 / 12,751 shares)                     $10.50
     =========================================================
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be
    sold  only  to   dealers   in  that   program  or  other
    "accredited investors." On June 30, 2005, the value of these securities amounted to approximately $792,000, representing 2.5% of the net assets of the Fund.
(B) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on June 30, 2005.
(C) Step Bond -- The rate reflected on the Statement of Net Assets is the rate in effect on June 30, 2005. The coupon on a step bond changes on a specific date.
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
STRIP -- Separately Traded Registered Interest and Principal
Security

The following long and (short) futures contracts were outstanding on June 30,2005:

                                                  UNREALIZED
                  NUMBER                         APPRECIATION
CONTRACT            OF          SETTLEMENT      (DEPRECIATION)
DESCRIPTION      CONTRACTS         MONTH            (000)
---------------- ---------    --------------     ------------
90 Day Euro         17        September 2005        $(12)
90 Day Euro          4        December 2005           --
U.S. 5 Year Note    34        September 2005          10
U.S. 10 Year Note   (9)       September 2005          (9)
                                                    ----
                                                    $(11)
                                                    ====


           See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                              Shares  Value (000)
--------------------------------------------------------------

COMMON STOCK [63.0%]
     AEROSPACE & DEFENSE [0.4%]
     Boeing                                 300      $    20
     United Technologies                  1,000           51
     ---------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                            71
     =========================================================
     AGRICULTURE [0.1%]
     Monsanto                               300           19
     =========================================================
     AIR TRANSPORTATION [0.1%]
     Southwest Airlines                   1,200           17
     =========================================================
     ALUMINUM [1.2%]
     Alcoa                                8,100          212
     =========================================================
     APPAREL/TEXTILES [0.9%]
     Jones Apparel Group                  5,100          158
     =========================================================
     AUTOMOTIVE [0.3%]
     Autozone *                             100            9
     Ford Motor                           3,000           31
     Paccar                                 300           20
     ---------------------------------------------------------
     TOTAL AUTOMOTIVE                                     60
     =========================================================
     BANKS [4.2%]
     Bank of America                      5,800          265
     Comerica                               300           17
     Fifth Third Bancorp                  1,900           78
     JPMorgan Chase                         100            4
     PNC Financial Services Group           400           22
     SunTrust Banks                         500           36
     US Bancorp                           7,300          213
     Wachovia                             1,200           59
     Wells Fargo                          1,100           68
     ---------------------------------------------------------
     TOTAL BANKS                                         762
     =========================================================
     BIOTECHNOLOGY [0.5%]
     Amgen *                              1,000           60
     Gilead Sciences *                      500           22
     ---------------------------------------------------------
     TOTAL BIOTECHNOLOGY                                  82
     =========================================================
     BUILDING & CONSTRUCTION [0.1%]
     Eagle Materials                          1           --
     KB Home                                200           15
     ---------------------------------------------------------
     TOTAL BUILDING & CONSTRUCTION                        15
     =========================================================
     BUSINESS SERVICES [2.5%]
     Cendant                              1,700           38
     Deluxe                                 300           12
     Eaton                                1,000           60
     Equifax                                400           14
     First Data                           7,300          293
     NCR *                                  600           21
     Omnicom Group                          100            8
     ---------------------------------------------------------
     TOTAL BUSINESS SERVICES                             446
     =========================================================


Description                              Shares  Value (000)
--------------------------------------------------------------
     CHEMICALS [1.2%]
     Eastman Chemical                       300      $    17
     EI Du Pont de Nemours                4,700          202
     ---------------------------------------------------------
     TOTAL CHEMICALS                                     219
     =========================================================
     COMMUNICATION & MEDIA [1.8%]
     Comcast *                            1,500           46
     DIRECTV Group *                     14,000          217
     Time Warner *                        3,400           57
     ---------------------------------------------------------
     TOTAL COMMUNICATION & MEDIA                         320
     =========================================================
     COMMUNICATIONS EQUIPMENT [0.4%]
     Cisco Systems *                        100            2
     Motorola                             2,800           51
     Qualcomm                               600           20
     ---------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT                       73
     =========================================================
     COMPUTER SYSTEM DESIGN & SERVICES [1.2%]
     Autodesk                               500           17
     Cadence Design Systems *            12,100          165
     Computer Sciences *                    400           18
     Parametric Technology *              2,200           14
     ---------------------------------------------------------
     TOTAL COMPUTERS SYSTEM DESIGN & SERVICES            214
     =========================================================
     COMPUTERS [0.7%]
     Apple Computer *                     1,200           44
     Dell *                                 700           28
     Hewlett-Packard                      2,400           57
     IBM                                    100            7
     ---------------------------------------------------------
     TOTAL COMPUTERS                                     136
     =========================================================
     CONSUMER PRODUCTS & SERVICES [1.8%]
     Black & Decker                         200           18
     Clorox                                 100            6
     Kimberly-Clark                         700           44
     Mattel                               9,100          166
     Procter & Gamble                     1,400           74
     Whirlpool                              200           14
     ---------------------------------------------------------
     TOTAL CONSUMER PRODUCTS & SERVICES                  322
     =========================================================
     CONTAINERS & PACKAGING [0.9%]
     Pactiv *                             7,400          160
     =========================================================
     DIVERSIFIED MANUFACTURING [1.5%]
     Danaher                                500           26
     General Electric                     2,300           80
     Illinois Tool Works                  2,000          159
     ---------------------------------------------------------
     TOTAL DIVERSIFIED MANUFACTURING                     265
     =========================================================


           See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005

Description                              Shares  Value (000)
--------------------------------------------------------------
     DRUGS [5.0%]
     Abbott Laboratories                  1,200      $    59
     GlaxoSmithKline PLC ADR              3,400          165
     Johnson & Johnson                    1,492           97
     Pfizer                              12,120          334
     Wyeth                                5,500          245
     ---------------------------------------------------------
     TOTAL DRUGS                                         900
     =========================================================
     ENERGY [0.8%]
     American Electric Power                600           22
     CMS Energy *                         1,100           16
     Duke Energy                          1,500           45
     Entergy                                300           23
     Exelon                                 900           46
     ---------------------------------------------------------
     TOTAL ENERGY                                        152
     =========================================================
     ENGINEERING SERVICES [0.7%]
     Jacobs Engineering Group *           2,250          127
     =========================================================
     ENTERTAINMENT [1.1%]
     Brunswick                              400           17
     Carnival                             3,500          191
     ---------------------------------------------------------
     TOTAL ENTERTAINMENT                                 208
     =========================================================
     FINANCIAL SERVICES [0.8%]
     Capital One Financial                  400           32
     CIT Group                              400           17
     Citigroup                              866           40
     Countrywide Financial                1,100           43
     Providian Financial *                  900           16
     ---------------------------------------------------------
     TOTAL FINANCIAL SERVICES                            148
     =========================================================
     FOOD, BEVERAGE & TOBACCO [1.5%]
     Archer-Daniels-Midland               1,000           21
     General Mills                          600           28
     Hershey Foods                          300           19
     PepsiCo                                500           27
     Supervalu                              700           23
     Tyson Foods, Cl A                    8,900          158
     ---------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                      276
     =========================================================
     HEALTHCARE PRODUCTS & SERVICES [1.4%]
     AmerisourceBergen                      300           21
     Cardinal Health                        100            6
     HCA                                  2,900          164
     UnitedHealth Group                   1,200           62
     ---------------------------------------------------------
     TOTAL HEALTHCARE PRODUCTS & SERVICES                253
     =========================================================
     INSURANCE [10.0%]
     ACE, ADR                             5,400          242
     Aetna                                  500           41
     Allstate                             2,700          161
     American International Group *         212           12
     Assured Guaranty *                   8,100          189
     Chubb                                  300           26


Description                              Shares  Value (000)
--------------------------------------------------------------
     Cigna                                1,900      $   203
     Conseco *                            8,700          190
     Humana *                             3,200          127
     ING Groep ADR                        5,800          163
     MBIA                                 3,400          202
     Metlife                              1,100           50
     St Paul Travelers                    4,900          194
     XL Capital, Cl A                       200           15
     ---------------------------------------------------------
     TOTAL INSURANCE                                   1,815
     =========================================================
     INVESTMENT BANKER/BROKER DEALER [1.8%]
     Bear Stearns                           200           21
     Goldman Sachs Group                    400           41
     Lehman Brothers Holdings               400           39
     Merrill Lynch                          200           11
     Morgan Stanley                       4,100          215
     ---------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER               327
     =========================================================
     MACHINERY [0.1%]
     Cummins                                200           15
     =========================================================
     MEDICAL PRODUCTS & SERVICES [1.3%]
     Bard (C.R.)                            100            7
     Becton Dickinson                       400           21
     Boston Scientific *                  7,700          208
     ---------------------------------------------------------
     TOTAL MEDICAL PRODUCTS & SERVICES                   236
     =========================================================
     METALS & MINING [0.3%]
     Newmont Mining                         700           27
     Phelps Dodge                           200           19
     ---------------------------------------------------------
     TOTAL METALS & MINING                                46
     =========================================================
     MULTI-MEDIA [1.6%]
     News *                              14,800          240
     Walt Disney                          2,000           50
     ---------------------------------------------------------
     TOTAL MULTI-MEDIA                                   290
     =========================================================
     PAPER & PAPER PRODUCTS [0.1%]
     Louisiana-Pacific                      700           17
     =========================================================
     PETROLEUM & FUEL PRODUCTS [3.2%]
     Ashland *                              200           14
     ChevronTexaco                        5,400          302
     ConocoPhillips                       1,100           63
     Devon Energy                           800           41
     Exxon Mobil                          1,348           77
     Nabors Industries *                    100            6
     Occidental Petroleum                   600           46
     Valero Energy                          400           32
     ---------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                     581
     =========================================================
     PETROLEUM SERVICES [2.6%]
     BJ Services                          4,300          226
     Halliburton                          5,100          244
     ---------------------------------------------------------
     TOTAL PETROLEUM SERVICES                            470
     =========================================================


           See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                              Shares  Value (000)
--------------------------------------------------------------
     PREPACKAGING SOFTWARE [2.4%]
     Microsoft                           15,200      $   378
     Oracle *                             4,200           55
     ---------------------------------------------------------
     TOTAL PREPACKAGING SOFTWARE                         433
     =========================================================
     REAL ESTATE INVESTMENT TRUST [0.0%]
     Simon Property Group                   100            7
     =========================================================
     RETAIL [5.3%]
     Brinker International *              2,000           80
     CVS                                  4,200          122
     Darden Restaurants                     500           17
     Federated Department Stores            200           15
     Home Depot                           7,400          288
     Limited Brands                       7,900          169
     Nordstrom                              300           20
     Sears Holdings *                       200           30
     Target                               3,700          201
     Wal-Mart Stores                        300           15
     ---------------------------------------------------------
     TOTAL RETAIL                                        957
     =========================================================
     RUBBER & PLASTIC [0.1%]
     Goodyear Tire & Rubber *             1,200           18
     =========================================================
     SEMI-CONDUCTORS [2.2%]
     Applied Materials *                 14,600          236
     Intel                                3,400           89
     National Semiconductor                 500           11
     Texas Instruments                    1,900           53
     ---------------------------------------------------------
     TOTAL SEMI-CONDUCTORS                               389
     =========================================================
     STEEL & STEEL WORKS [0.1%]
     Nucor                                  300           13
     United States Steel                    400           14
     ---------------------------------------------------------
     TOTAL STEEL & STEEL WORKS                            27
     =========================================================
     TELEPHONES & TELECOMMUNICATIONS [0.6%]
     CenturyTel                             500           17
     Lucent Technologies *                7,100           21
     Verizon Communications               1,900           66
     ---------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS               104
     =========================================================
     TRANSPORTATION SERVICES [0.0%]
     Norfolk Southern                       100            3
     =========================================================
     TRUCKING [0.1%]
     Navistar International *               300            9
     Ryder System                           400           15
     ---------------------------------------------------------
     TOTAL TRUCKING                                       24
     =========================================================
     WASTE DISPOSAL [0.1%]
     Waste Management                       900           26
     =========================================================
         TOTAL COMMON STOCK
           (Cost $10,146)                             11,400
         =====================================================


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [9.6%]
     FHLMC Gold, Pool C00632
       7.000%, 07/01/28                    $ 25      $    26
     FHLMC Gold, Pool C90691
       5.500%, 07/01/23                      71           72
     FHLMC Gold, Pool E01140
       6.000%, 05/01/17                      29           30
     FHLMC REMIC, Ser R001, Cl AE
       4.375%, 04/15/15                      97           98
     FHLMC, Pool C00760
       6.500%, 05/01/29                      28           29
     FHLMC, Pool C00785
       6.500%, 06/01/29                      30           31
     FHLMC, Ser 2531, Cl N
       4.000%, 07/15/27                      27           27
     FHLMC, Ser 2533, Cl PC
       5.000%, 10/15/17                      75           75
     FHLMC, Ser 2539, Cl QB
       5.000%, 09/15/15                     100          101
     FHLMC, Ser 2567, Cl OD
       5.000%, 08/15/15                      50           51
     FHLMC, Ser 2578 PD
       5.000%, 08/15/14                      50           51
     FHLMC, Ser 2808 AD
       5.000%, 12/15/14                      22           22
     FNMA, Pool 251813
       6.500%, 07/01/28                      16           17
     FNMA, Pool 252255
       6.500%, 02/01/29                      36           37
     FNMA, Pool 254088
       5.500%, 12/01/16                      65           67
     FNMA, Pool 254509
       5.000%, 10/01/17                      78           79
     FNMA, Pool 254510
       5.000%, 11/01/17                      47           48
     FNMA, Pool 254545
       5.000%, 12/01/17                      50           51
     FNMA, Pool 254631
       5.000%, 02/01/18                      83           84
     FNMA, Pool 254908
       5.000%, 09/01/23                      60           60
     FNMA, Pool 790108
       6.000%, 08/01/34                      87           90
     FNMA, Ser 2002, Cl 70
       5.000%, 04/25/15                      21           22
     FNMA, Ser 2002, Cl 95
       5.000%, 07/25/26                      50           50
     FNMA, Ser 2003, Cl 16
       5.000%, 10/25/15                      50           51
     FNMA, Ser 2003, Cl 18
       5.000%, 03/25/16                     125          126
     FNMA, Ser 2003, Cl 31
       4.500%, 12/25/28                     100          101
     FNMA, Ser 2003, Cl 44
       3.750%, 05/25/33                      15           15


           See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     GNMA, Pool 2563
       6.500%, 03/20/28                    $ 33      $    34
     GNMA, Pool 2714
       6.500%, 02/20/29                      38           40
     GNMA, Pool 559847
       6.000%, 01/15/32                      53           55
     GNMA, Pool 582210
       6.000%, 01/15/32                      19           20
     GNMA, Pool 780615
       6.500%, 08/15/27                      42           44
     GNMA, Pool 780678
       6.500%, 11/15/27                      39           41
     ---------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $1,756)                               1,745
         =====================================================

CORPORATE BONDS [9.5%]
     BANKS [2.9%]
     AmSouth Bancorporation
       6.750%, 11/01/25                      50           60
     Bank of Oklahoma NA
       7.125%, 08/15/07                      50           53
     Bank United, Ser A, MTN
       8.000%, 03/15/09                      50           56
     Bankers Trust
       7.500%, 11/15/15                      25           30
     Compass Bank
       8.100%, 08/15/09                      50           57
     Dresdner Bank - New York
       7.250%, 09/15/15                      50           60
     First Maryland Bancorporation
       7.200%, 07/01/07                      50           53
     PNC Funding
       7.500%, 11/01/09                      50           56
     Standard Federal Bancorp, MTN
       7.750%, 07/17/06                      50           52
     Wachovia Bank
       7.800%, 09/15/06                      50           52
     ---------------------------------------------------------
     TOTAL BANKS                                         529
     =========================================================
     BUILDING & CONSTRUCTION [0.3%]
     Hanson Australia Funding
       5.250%, 03/15/13                      50           51
     =========================================================
     CONTAINERS & PACKAGING [0.3%]
     Pactiv
       7.950%, 12/15/25                      50           63
     =========================================================
     ENERGY [1.5%]
     Dominion Resources
       6.250%, 06/30/12                      50           54
     Exelon Generation
       6.950%, 06/15/11                      50           56
     Hydro-Quebec
       11.750%, 02/01/12                     50           71


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Pacific Gas & Electric
       6.050%, 03/01/34                    $ 25      $    28
     PSI Energy
       7.850%, 10/15/07                      50           54
     ---------------------------------------------------------
     TOTAL ENERGY                                        263
     =========================================================
     FINANCIAL SERVICES [1.2%]
     Amvescap
       5.900%, 01/15/07                      25           26
     CIT Group
       3.375%, 04/01/09                      25           24
     Countrywide Home Loan
       4.125%, 09/15/09                      25           25
     FPL Group Capital
       7.625%, 09/15/06                      50           52
     Household Finance
       8.000%, 07/15/10                      40           46
     National Rural Utilities Cooperative
       5.750%, 08/28/09                      50           53
     ---------------------------------------------------------
     TOTAL FINANCIAL SERVICES                            226
     =========================================================
     FOOD, BEVERAGE & TOBACCO [0.2%]
     Quaker Oats
       9.250%, 11/27/07                      25           28
     =========================================================
     GAS/NATURAL GAS [0.3%]
     Oneok
       7.750%, 08/15/06                      50           52
     =========================================================
     INSURANCE [0.6%]
     MetLife
       6.500%, 12/15/32                      50           57
     Protective Life
       4.300%, 06/01/13                      50           49
     ---------------------------------------------------------
     TOTAL INSURANCE                                     106
     =========================================================
     INVESTMENT BANKER/BROKER DEALER [0.1%]
     Lehman Brothers Holdings
       8.500%, 05/01/07                      25           27
     =========================================================
     MANUFACTURING [0.1%]
     Tyco International Group
       6.375%, 10/15/11                      25           27
     =========================================================
     MULTI-MEDIA [0.3%]
     Time Warner
       9.125%, 01/15/13                      25           32
     Viacom
       7.700%, 07/30/10                      25           28
     ---------------------------------------------------------
     TOTAL MULTI-MEDIA                                    60
     =========================================================
     PAPER & PAPER PRODUCTS [0.4%]
     Westvaco
       9.750%, 06/15/20                      50           73
     =========================================================


           See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     PETROLEUM & FUEL PRODUCTS [0.2%]
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                    $ 25      $    29
     =========================================================
     RAILROADS [0.3%]
     Union Pacific
       8.660%, 07/02/11                      48           54
     =========================================================
     TELEPHONES & TELECOMMUNICATIONS [0.4%]
     Deutsche Telekom International Finance
       8.750%, 06/15/30                      25           34
     New Cingular Wireless Services
       8.750%, 03/01/31                      25           35
     ---------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                69
     =========================================================
     TRANSPORTATION SERVICES [0.4%]
     FedEx
       9.650%, 06/15/12                      50           64
     =========================================================
         TOTAL CORPORATE BONDS
           (Cost $1,637)                               1,721
         =====================================================

MORTGAGE-BACKED SECURITIES [5.9%]
     Banc of America Alternative Loan Trust,
       Ser 2005-6, Cl 7A1
       5.500%, 07/25/20                      50           51
     Banc One Home Equity Trust,
       Ser 1999-1, Cl A4 (A)
       6.470%, 05/25/26                      44           44
     Citicorp Mortgage Securities,
       Ser 2003-11, Cl 2A8
       5.500%, 12/25/33                      68           69
     Citicorp Mortgage Securities,
       Ser 2004-4, Cl A5
       5.500%, 05/25/15                      93           94
     GE Capital Commercial Mortgage,
       Ser 2002-3A, Cl A2 (A)
       4.996%, 12/10/37                     100          104
     GMAC Commercial Mortgage Securities,
       Ser 2003-C1, Cl A2 (A)
       4.079%, 05/10/36                      50           49
     GMAC Mortgage Corporation Loan
       Trust, Ser 2004, Cl HE5
       4.390%, 09/25/34                      75           74
     GMAC Mortgage Corporation Loan
       Trust, Ser 2004-GH1, Cl A6 (A)
       4.810%, 07/25/35                      75           75
     GMAC Mortgage Corporation Loan
       Trust, Ser 2004-J4, Cl A2
       5.500%, 08/25/14                      70           71
     Residential Accredit Loans,
       Ser 2004-QS5, Cl A5
       4.750%, 04/25/34                      46           46
     Residential Accredit Loans,
       Ser 2004-QS6, Cl A1
       5.000%, 05/25/19                      43           43


Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------
     Residential Asset Mortgage Products,
       Ser 2003-RS11, Cl AI3
       3.564%, 08/25/28                    $ 75      $    75
     Residential Asset Mortgage Products,
       Ser 2004-RS1, Cl AI3
       3.411%, 06/25/28                      50           50
     Residential Asset Mortgage Products,
       Ser 2004-RS3, Cl AI2
       3.052%, 06/25/29                      50           49
     Residential Asset Securities,
       Ser 2003-KS10, Cl AI3
       3.250%, 05/25/29                     100           99
     Residential Funding Mortgage
       Securities, Ser 2003-S11, Cl A2
       4.000%, 06/25/18                      75           72
     ---------------------------------------------------------
         TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $1,071)                               1,065
     =========================================================

U.S. TREASURY OBLIGATIONS [5.7%]
     U. S. Treasury Bond
       9.250%, 02/15/16                     265          384
       6.250%, 08/15/23                     475          592
     U. S. Treasury Note
       3.500%, 12/15/09                      50           49
     ---------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $955)                                 1,025
         =====================================================

ASSET-BACKED SECURITIES [1.5%]
     Residential Asset Mortgage Products,
       Ser 2002-RS3, Cl AI5
       5.572%, 06/25/32                     147          148
     Residential Asset Securities,
       Ser 2003-KS11, Cl AI3
       3.320%, 02/25/29                      75           75
     Residential Asset Securities,
       Ser 2004-KS5, Cl AI3
       4.030%, 04/25/30                      50           50
     ---------------------------------------------------------
         TOTAL ASSET-BACKED SECURITIES
           (Cost $275)                                   273
         =====================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [1.2%]
     FHLMC
       6.625%, 09/15/09                      75           82
     FNMA
       7.250%, 01/15/10                     125          142
     ---------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $244)                                   224
         =====================================================


           See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description            Face Amount (000)/Shares  Value (000)
--------------------------------------------------------------

FOREIGN GOVERNMENT BOND [0.2%]
     United Mexican States
       9.875%, 02/01/10                    $ 25      $    30
     =========================================================
         TOTAL FOREIGN GOVERNMENT BOND
           (Cost $30)                                     30
         =====================================================

MUNICIPAL BOND [0.2%]
     Louisiana State, Tobacco Settlement
       Financing Authority, Ser 2001A
       6.360%, 05/15/25                      29           29
     =========================================================
         TOTAL MUNICIPAL BOND
           (Cost $29)                                     29
         =====================================================

CASH EQUIVALENTS [2.8%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I     256,202          256
     Wachovia Bank                      249,547          250
     ---------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $506)                                   506
         =====================================================

         TOTAL INVESTMENTS [99.6%]
           (Cost $16,649)                             18,018
         =====================================================

OTHER ASSETS AND LIABILITIES:
     Payable for Investment Securities Purchased         (83)
     Administration Fees Payable                         (11)
     Investment Advisory Fees Payable                     (5)
     Other Assets and Liabilities, Net                   169
     ---------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [0.4%]              70
         =====================================================

     NET ASSETS -- 100.0%                            $18,088
     =========================================================


Description                                      Value (000)
--------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital
         (700 million authorized -- $0.01 par value) $15,803
     Undistributed net investment income                  11
     Accumulated net realized gain on investments        905
     Net unrealized appreciation on investments        1,369
     ---------------------------------------------------------
     NET ASSETS                                      $18,088
     =========================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class I
       ($18,088,090 / 1,880,167 shares)                $9.62
     =========================================================
* Non-income producing security
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on June
    30, 2005.
ADR -- American Depository Receipt
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National
Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
PLC -- Public Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
Amounts designated as "--" are either $0 or have been rounded to $0.

           See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                             Shares   Value (000)
--------------------------------------------------------------

COMMON STOCK [98.3%]
     AEROSPACE & DEFENSE [0.9%]
     Boeing                               3,400      $   224
     United Technologies                 12,200          627
     ---------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                           851
     =========================================================
     AGRICULTURE [0.3%]
     Monsanto                             3,800          239
     =========================================================
     AIR TRANSPORTATION [0.2%]
     Southwest Airlines                  15,200          212
     =========================================================
     ALUMINUM [1.4%]
     Alcoa                               46,700        1,220
     =========================================================
     APPAREL/TEXTILES [1.1%]
     Jones Apparel Group                 29,300          909
     VF                                   1,600           92
     ---------------------------------------------------------
     TOTAL APPAREL/TEXTILES                            1,001
     =========================================================
     AUTOMOTIVE [0.8%]
     Autozone *                           1,000           92
     Ford Motor                          36,400          373
     Paccar                               3,400          231
     ---------------------------------------------------------
     TOTAL AUTOMOTIVE                                    696
     =========================================================
     BANKS [7.1%]
     Bank of America                     47,400        2,162
     Comerica                             2,500          145
     Fifth Third Bancorp                 11,000          453
     JPMorgan Chase                       1,800           64
     PNC Financial Services Group         5,600          305
     SunTrust Banks                       6,700          484
     US Bancorp                          41,900        1,223
     Wachovia                            14,900          739
     Wells Fargo                         13,900          856
     ---------------------------------------------------------
     TOTAL BANKS                                       6,431
     =========================================================
     BIOTECHNOLOGY [1.1%]
     Amgen *                             12,100          732
     Gilead Sciences *                    6,800          299
     ---------------------------------------------------------
     TOTAL BIOTECHNOLOGY                               1,031
     =========================================================
     BUILDING & CONSTRUCTION [0.3%]
     KB Home                              3,200          244
     =========================================================
     BUSINESS SERVICES [3.6%]
     Cendant                             20,800          465
     Deluxe                               4,100          166
     Eaton                                4,000          240
     Equifax                              5,600          200
     First Data                          41,700        1,674
     H&R Block                            1,100           64
     NCR *                                6,600          232
     Omnicom Group                        2,800          224
     ---------------------------------------------------------
     TOTAL BUSINESS SERVICES                           3,265
     =========================================================


Description                             Shares   Value (000)
--------------------------------------------------------------
     CHEMICALS [1.5%]
     Eastman Chemical                     3,100      $   171
     EI Du Pont de Nemours               27,000        1,161
     ---------------------------------------------------------
     TOTAL CHEMICALS                                   1,332
     =========================================================
     COMMUNICATION & MEDIA [2.8%]
     Comcast *                           18,500          568
     DIRECTV Group *                     80,500        1,248
     Time Warner *                       43,600          728
     ---------------------------------------------------------
     TOTAL COMMUNICATION & MEDIA                       2,544
     =========================================================
     COMMUNICATIONS EQUIPMENT [1.2%]
     Cisco Systems *                      1,200           23
     Motorola                            35,400          647
     Qualcomm                            11,700          386
     ---------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT                    1,056
     =========================================================
     COMPUTER SYSTEM DESIGN & SERVICES [1.7%]
     Autodesk                             5,800          199
     Cadence Design Systems *            70,000          956
     Computer Sciences *                  4,700          206
     Parametric Technology *             29,400          188
     ---------------------------------------------------------
     TOTAL COMPUTER SYSTEM DESIGN & SERVICES           1,549
     =========================================================
     COMPUTERS [1.4%]
     Apple Computer *                    14,600          538
     Hewlett-Packard                     30,600          719
     IBM                                    700           52
     ---------------------------------------------------------
     TOTAL COMPUTERS                                   1,309
     =========================================================
     CONSUMER PRODUCTS & SERVICES [3.2%]
     Black & Decker                       2,700          243
     Kimberly-Clark                       8,700          544
     Mattel                              52,500          961
     Procter & Gamble                    18,100          955
     Whirlpool                            3,100          217
     ---------------------------------------------------------
     TOTAL CONSUMER PRODUCTS & SERVICES                2,920
     =========================================================
     CONTAINERS & PACKAGING [1.0%]
     Pactiv *                            42,700          921
     =========================================================
     DIVERSIFIED MANUFACTURING [2.4%]
     Danaher                              5,500          288
     General Electric                    29,100        1,008
     Illinois Tool Works                 11,200          893
     ---------------------------------------------------------
     TOTAL DIVERSIFIED MANUFACTURING                   2,189
     =========================================================
     DRUGS [7.5%]
     Abbott Laboratories                 15,600          764
     GlaxoSmithKline PLC ADR             19,600          951
     Johnson & Johnson                   18,410        1,197
     Pfizer                              88,975        2,454
     Wyeth                               31,400        1,397
     ---------------------------------------------------------
     TOTAL DRUGS                                       6,763
     =========================================================


           See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                             Shares   Value (000)
--------------------------------------------------------------
     ENERGY [2.2%]
     American Electric Power              7,600      $   280
     CMS Energy *                        14,200          214
     Duke Energy                         18,500          550
     Entergy                              4,200          317
     Exelon                              11,700          601
     ---------------------------------------------------------
     TOTAL ENERGY                                      1,962
     =========================================================
     ENGINEERING SERVICES [0.8%]
     Jacobs Engineering Group *          12,900          726
     =========================================================
     ENTERTAINMENT [1.6%]
     Brunswick                            4,300          186
     Carnival                            22,800        1,244
     ---------------------------------------------------------
     TOTAL ENTERTAINMENT                               1,430
     =========================================================
     FINANCIAL SERVICES [2.0%]
     Capital One Financial                5,000          400
     CIT Group                            5,200          223
     Citigroup                           10,665          493
     Countrywide Financial               11,600          448
     Providian Financial *               11,200          198
     ---------------------------------------------------------
     TOTAL FINANCIAL SERVICES                          1,762
     =========================================================
     FOOD & BEVERAGE [2.7%]
     Archer-Daniels-Midland              12,300          263
     General Mills                        7,300          342
     Hershey Foods                        3,600          224
     PepsiCo                              8,000          431
     Supervalu                            7,200          235
     Tyson Foods, Cl A                   51,200          911
     ---------------------------------------------------------
     TOTAL FOOD & BEVERAGE                             2,406
     =========================================================
     HEALTHCARE PRODUCTS & SERVICES [2.2%]
     AmerisourceBergen                    3,600          249
     Cardinal Health                        800           46
     HCA                                 16,500          935
     UnitedHealth Group                  14,400          751
     ---------------------------------------------------------
     TOTAL HEALTHCARE PRODUCTS & SERVICES              1,981
     =========================================================
     INSURANCE [13.0%]
     ACE, ADR                            34,400        1,543
     Aetna                                5,800          480
     Allstate                            15,601          932
     American International Group *       2,094          122
     Assured Guaranty *                  46,600        1,088
     Chubb                                3,900          334
     Cigna                               12,100        1,295
     Conseco *                           50,000        1,091
     Humana *                            20,500          815
     ING Groep ADR                       33,300          934
     MBIA                                19,200        1,139
     Metlife                             13,600          611
     St Paul Travelers                   28,100        1,111
     XL Capital, Cl A                     3,000          223
     ---------------------------------------------------------
     TOTAL INSURANCE                                  11,718
     =========================================================


Description                             Shares   Value (000)
--------------------------------------------------------------
     INVESTMENT BANKER/BROKER DEALER [3.1%]
     Bear Stearns                         2,800      $   291
     Goldman Sachs Group                  6,000          612
     Lehman Brothers Holdings             5,500          546
     Merrill Lynch                        1,600           88
     Morgan Stanley                      23,700        1,244
     ---------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER             2,781
     =========================================================
     MACHINERY [0.2%]
     Cummins                              2,700          201
     =========================================================
     MEDICAL PRODUCTS & SERVICES [1.7%]
     Bard (C.R.)                          1,700          113
     Becton Dickinson                     4,700          247
     Boston Scientific *                 44,000        1,188
     ---------------------------------------------------------
     TOTAL MEDICAL PRODUCTS & SERVICES                 1,548
     =========================================================
     METALS & MINING [0.6%]
     Newmont Mining                       8,700          340
     Phelps Dodge                         2,400          222
     ---------------------------------------------------------
     TOTAL METALS & MINING                               562
     =========================================================
     MULTI-MEDIA [2.2%]
     News *                              84,600        1,369
     Walt Disney                         24,500          617
     ---------------------------------------------------------
     TOTAL MULTI-MEDIA                                 1,986
     =========================================================
     PAPER & PAPER PRODUCTS [0.2%]
     Louisiana-Pacific                    8,000          197
     =========================================================
     PETROLEUM & FUEL PRODUCTS [6.0%]
     Ashland *                            2,800          201
     Baker Hughes                           200           10
     Burlington Resources                 3,100          171
     ChevronTexaco                       30,900        1,728
     ConocoPhillips                      13,800          793
     Devon Energy                         9,600          487
     Exxon Mobil                         17,352          997
     Nabors Industries *                    500           30
     Occidental Petroleum                 7,200          554
     Valero Energy                        5,200          412
     ---------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                   5,383
     =========================================================
     PETROLEUM SERVICES [3.0%]
     BJ Services                         24,600        1,291
     Halliburton                         28,900        1,382
     ---------------------------------------------------------
     TOTAL PETROLEUM SERVICES                          2,673
     =========================================================
     PREPACKAGING SOFTWARE [3.5%]
     Microsoft                           99,200        2,464
     Oracle *                            52,400          692
     ---------------------------------------------------------
     TOTAL PREPACKAGING SOFTWARE                       3,156
     =========================================================
     REAL ESTATE INVESTMENT TRUST [0.1%]
     Simon Property Group                 1,000           72
     =========================================================


           See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                             Shares   Value (000)
--------------------------------------------------------------
     RETAIL [7.4%]
     Brinker International *             11,700      $   469
     CVS                                 24,200          703
     Darden Restaurants                   5,900          195
     Federated Department Stores          3,900          286
     Home Depot                          53,200        2,069
     Limited Brands                      45,500          975
     Nordstrom                            4,200          285
     Sears Holdings *                     2,000          300
     Target                              21,300        1,159
     Wal-Mart Stores                      4,200          202
     ---------------------------------------------------------
     TOTAL RETAIL                                      6,643
     =========================================================
     RUBBER & PLASTIC [0.2%]
     Goodyear Tire & Rubber *            15,000          224
     =========================================================
     SEMI-CONDUCTORS [3.5%]
     Applied Materials *                 84,300        1,364
     Intel                               42,200        1,100
     National Semiconductor              11,700          258
     Texas Instruments                   16,300          457
     ---------------------------------------------------------
     TOTAL SEMI-CONDUCTORS                             3,179
     =========================================================
     STEEL & STEEL WORKS [0.4%]
     Nucor                                4,100          187
     United States Steel                  5,100          175
     ---------------------------------------------------------
     TOTAL STEEL & STEEL WORKS                           362
     =========================================================
     TELEPHONES & TELECOMMUNICATIONS [1.4%]
     CenturyTel                           6,000          208
     Lucent Technologies *               87,800          255
     Verizon Communications              23,500          812
     ---------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             1,275
     =========================================================
     TRANSPORTATION SERVICES [0.0%]
     Norfolk Southern                       900           28
     =========================================================
     TRUCKING [0.4%]
     Navistar International *             5,400          173
     Ryder System                         5,100          186
     ---------------------------------------------------------
     TOTAL TRUCKING                                      359
     =========================================================
     WASTE DISPOSAL [0.4%]
     Waste Management                    11,300          320
     =========================================================
         TOTAL COMMON STOCK
           (Cost $79,936)                             88,707
         =====================================================


Description                             Shares   Value (000)
--------------------------------------------------------------

CASH EQUIVALENTS [1.6%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I     761,484      $   761
     Wachovia Bank                      761,484          761
     ---------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $1,522)                               1,522
         =====================================================

         TOTAL INVESTMENTS [99.9%]
           (Cost $81,458)                             90,229
         =====================================================

OTHER ASSETS AND LIABILITIES:
     Payable for Investment Securities Purchased        (471)
     Investment Advisory Fees Payable                    (44)
     Administration Fees Payable                         (31)
     Distribution Fees Payable                            (5)
     Payable for Fund Shares Redeemed                     (4)
     Other Assets and Liabilities, Net                   678
     ---------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [0.1%]             123
         =====================================================

     NET ASSETS -- 100.0%                            $90,352
     =========================================================

NET ASSETS:
     Paid-in-Capital
         (700 million authorized -- $0.01 par value) $79,548
     Undistributed net investment income                   5
     Accumulated net realized gain on investments      2,028
     Net unrealized appreciation on investments        8,771
     ---------------------------------------------------------
     NET ASSETS                                      $90,352
     =========================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class I
       ($81,510,374 / 4,855,337 shares)               $16.79
     =========================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class A
       ($8,841,557 / 525,309 shares)                  $16.83
     =========================================================
* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class
PLC -- Public Liability Company


           See Notes to the Financial Statements.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                             Shares   Value (000)
--------------------------------------------------------------

COMMON STOCK [95.4%]
     APPAREL/TEXTILES [2.5%]
     VF                                   8,800      $   504
     =========================================================
     AUTOMOTIVE [2.9%]
     Honda Motor, ADR *                  24,400          600
     =========================================================
     AUTOPARTS [1.7%]
     Delphi *                            76,500          356
     =========================================================
     BANKS [11.0%]
     Chittenden                          12,600          343
     Corus Bankshares                     4,800          267
     International Bancshares            12,125          343
     National City                       13,600          464
     PNC Financial Services Group         6,800          370
     Wachovia                             9,500          471
     ---------------------------------------------------------
     TOTAL BANKS                                       2,258
     =========================================================
     BUSINESS SERVICES [6.6%]
     Automatic Data Processing            9,600          403
     ServiceMaster                       32,200          431
     Xerox *                             37,900          523
     ---------------------------------------------------------
     TOTAL BUSINESS SERVICES                           1,357
     =========================================================
     CHEMICALS [5.1%]
     Air Products & Chemicals             7,700          464
     Rohm & Haas                         12,600          584
     ---------------------------------------------------------
     TOTAL CHEMICALS                                   1,048
     =========================================================
     COMMUNICATIONS EQUIPMENT [4.2%]
     Nokia, ADR *                        29,200          486
     Sony, ADR                           10,700          368
     ---------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT                      854
     =========================================================
     COMPUTER & PERIPHERALS [3.0%]
     Hewlett-Packard                     25,700          604
     =========================================================
     CONSUMER PRODUCTS & SERVICES [4.0%]
     Kimberly-Clark                       4,900          307
     Mattel                              28,200          516
     ---------------------------------------------------------
     TOTAL CONSUMER PRODUCTS & SERVICES                  823
     =========================================================
     DRUGS [5.9%]
     Abbott Laboratories                  7,800          382
     Merck                               14,600          450
     Schering-Plough                     19,600          373
     ---------------------------------------------------------
     TOTAL DRUGS                                       1,205
     =========================================================
     ELECTRICAL SERVICES [2.2%]
     Calpine *                          133,100          453
     =========================================================


Description                             Shares   Value (000)
--------------------------------------------------------------
     ENERGY [6.6%]
     Atmos Energy                        13,600      $   392
     Emerson Electric                     8,700          545
     Scottish Power                      11,700          416
     ---------------------------------------------------------
     TOTAL ENERGY                                      1,353
     =========================================================
     FINANCIAL SERVICES [2.0%]
     CIT Group                            9,700          417
     =========================================================
     INSURANCE [4.6%]
     First American                      12,600          506
     Metlife                              9,700          436
     ---------------------------------------------------------
     TOTAL INSURANCE                                     942
     =========================================================
     PAPER & PAPER PRODUCTS [2.4%]
     MeadWestvaco                        17,300          485
     =========================================================
     PETROLEUM & FUEL PRODUCTS [7.2%]
     BP *                                 9,000          561
     Chesapeake Energy                   40,200          917
     ---------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                   1,478
     =========================================================
     PRINTING & PUBLISHING [7.5%]
     Lee Enterprises                      9,100          365
     RR Donnelley & Sons                 18,500          639
     Thomson                             15,600          524
     ---------------------------------------------------------
     TOTAL PRINTING & PUBLISHING                       1,528
     =========================================================
     REAL ESTATE INVESTMENT TRUST [3.3%]
     AMB Property                        15,600          677
     =========================================================
     SEMI-CONDUCTORS/INSTRUMENTS [2.8%]
     Applera - Applied Biosystems Group  29,200          574
     =========================================================
     TELEPHONES & TELECOMMUNICATIONS [3.9%]
     Sprint-FON Group                    10,700          268
     Telephone & Data Systems             6,800          278
     Telephone & Data Systems,
       Special Shares *                   6,800          261
     ---------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS               807
     =========================================================
     WASTE DISPOSAL [2.0%]
     Waste Management                    14,000          397
     =========================================================
     WHOLESALE [4.0%]
     Arrow Electronics *                 16,500          448
     W.W. Grainger                        6,800          373
     ---------------------------------------------------------
     TOTAL WHOLESALE                                     821
     =========================================================
         TOTAL COMMON STOCK
           (Cost $19,717)                             19,541
         =====================================================


           See Notes to the Financial Statements.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2005


Description                             Shares   Value (000)
--------------------------------------------------------------

CASH EQUIVALENTS [4.6%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I     481,384      $   481
     Wachovia Bank                      481,384          481
     ---------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $962)                                   962
         =====================================================

         TOTAL INVESTMENTS [100.0%]
           (Cost $20,679)                             20,503
         =====================================================

OTHER ASSETS AND LIABILITIES:
     Investment Advisory Fees Payable                    (10)
     Administration Fees Payable                          (5)
     Other Assets and Liabilities, Net                    22
     ---------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [0.0%]               7
         =====================================================

     NET ASSETS -- 100.0%                            $20,510
     =========================================================

NET ASSETS:
     Paid-in-Capital
         (700 million authorized -- $0.01 par value) $20,650
     Undistributed net investment income                   2
     Accumulated net realized gain on investments         34
     Net unrealized depreciation on investments         (176)
     ---------------------------------------------------------
     NET ASSETS                                      $20,510
     =========================================================
     Net Asset Value, Offering and Redemption
       Price Per Share -- Class I
       ($20,510,117 / 2,113,802 shares)                $9.70
     =========================================================
* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class


           See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
-------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000'S)
For the Year Ended June 30, 2005

                                                           AHA LIMITED        AHA FULL
                                                          MATURITY FIXED   MATURITY FIXED
                                                           INCOME FUND      INCOME FUND
                                                          --------------   --------------
INVESTMENT INCOME:
   Interest                                                    $4,034          $1,382
   Income from securities lending - net                            50              14
                                                               ------          ------
      Total Investment Income                                   4,084           1,396
                                                               ------          ------

EXPENSES:
   Investment advisory fees                                       731             153
   Administration fees                                            145              55
   Distribution expense - Class A Shares                            1              --
   Legal fees                                                      94              21
   Audit fees                                                      37              10
   Insurance expense                                               34               6
   Registration fees                                               34              18
   Transfer agent fees and expenses                                27               7
   Directors' fees and expenses                                    26               5
   Custodian fees and expenses                                     12              15
   Reports to shareholders                                          1              --
   Other expenses                                                  10               2
                                                               ------          ------
      Total expenses                                            1,152             292
                                                               ------          ------
   Advisory expense waiver                                         (9)             --
   Advisory expense recovery(1)                                    --              12
                                                               ------          ------
      Net expenses                                              1,143             304
                                                               ------          ------
NET INVESTMENT INCOME                                           2,941           1,092
                                                               ------          ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
   Investments sold                                              (729)            294
   Option contracts expired or closed                              --               9
   Futures contracts closed                                        --             (73)
                                                               ------          ------
   Net realized gain (loss)                                      (729)            230
                                                               ------          ------
Change in net unrealized appreciation (depreciation) on:
   Investments                                                     36             355
   Written options                                                 --              (8)
   Futures contracts                                               --               6
                                                               ------          ------
   Net unrealized appreciation                                     36             353
                                                               ------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (693)            583
                                                               ------          ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $2,248          $1,675
                                                               ======          ======

Amounts  designated  as "--" are  either $0 or have been  rounded to $0.
(1) See Note 3 in the notes to Financial Statements for Advisory expense recovery.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000'S)
For the Year or Period Ended June 30, 2005

                                                                                                         AHA SOCIALLY
                                                                     AHA BALANCED     AHA DIVERSIFIED    RESPONSIBLE
                                                                         FUND           EQUITY FUND      EQUITY FUND*
                                                                     --------------   ---------------    ------------
INVESTMENT INCOME:
   Interest                                                              $  312           $  101             $  11
   Dividends                                                                186            1,424               192
   Income from securities lending - net                                       6               26                --
   Foreign taxes withheld                                                    (1)              (4)               (4)
                                                                         ------           ------             -----
     Total investment income                                                503            1,547               199
                                                                         ------           ------             -----

EXPENSES:
   Investment advisory fees                                                 131              632                59
   Administration fees                                                       30               83                 8
   Distribution expense - Class A Shares                                     --               20                --
   Registration fees                                                         16               24                 3
   Custodian fees and expenses                                               14               17                 2
   Legal fees                                                                12               59                10
   Audit fees                                                                 6               30                 6
   Insurance expense                                                          3               16                --
   Transfer agent fees and expenses                                           3               17                 1
   Directors' fees and expenses                                               3               14                 1
   Reports to shareholders                                                   --                2                --
   Other expenses                                                             1                6                 1
                                                                         ------           ------             -----
     Total expenses                                                         219              920                91
                                                                         ------           ------             -----
   Advisory expense waiver                                                  (11)             (12)               (3)
   Advisory expense recovery(1)                                               2               --                --
                                                                         ------           ------             -----
     Net expenses                                                           210              908                88
                                                                         ------           ------             -----
NET INVESTMENT INCOME                                                       293              639               111
                                                                         ------           ------             -----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                                       1,152            6,989                34
   Change in net unrealized appreciation (depreciation) on investments       51              734              (176)
                                                                         ------           ------             -----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    1,203            7,723              (142)
                                                                         ------           ------             -----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                             $1,496           $8,362             $ (31)
                                                                         ======           ======             =====

 * Fund commenced operations on January 3, 2005.
Amounts designated as "--" are either $0 or have been rounded to $0.
(1) See Note 3 in the Notes to Financial Statements for Advisory expense recovery.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000'S)

                                                         AHA LIMITED MATURITY                  AHA FULL MATURITY
                                                           FIXED INCOME FUND                    FIXED INCOME FUND
                                                  ----------------------------------    ---------------------------------
                                                      FOR THE            FOR THE            FOR THE           FOR THE
                                                     YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                    JUNE 30, 2005      JUNE 30, 2004      JUNE 30, 2005     JUNE 30, 2004
                                                  -----------------    -------------    -----------------   -------------
OPERATIONS:
   Net investment income                              $  2,941            $  2,273          $ 1,092             $   981
   Net realized gain (loss) on investments sold,
     option contracts expired or closed and
     futures contracts closed                             (729)                328              230                 371
   Change in net unrealized appreciation
     (depreciation) on investments, written options
     and futures contracts                                  36              (2,452)             353              (1,436)
                                                      --------            --------          -------             -------
     Net increase (decrease) in net assets resulting
        from investment operations                       2,248                 149            1,675                 (84)
                                                      --------            --------          -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                            (2,955)+            (2,270)          (1,108)             (1,066)
     Class A                                               (10)+                --               (4)                 (1)
   Distributions to shareholders from
     net realized gains
     Class I                                              (168)                 --             (267)               (245)
     Class A                                                --                  --               (1)                 --
                                                      --------            --------          -------             -------
   Total dividends and distributions to shareholders    (3,133)             (2,270)          (1,380)             (1,312)
                                                      --------            --------          -------             -------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                      13,268             109,318            5,020               3,003
     Reinvestment of dividends                           1,874               1,565              658                 840
     Cost of shares redeemed                           (45,710)            (45,418)          (2,970)             (4,753)
                                                      --------            --------          -------             -------
   Total Fund Share Transactions Class I               (30,568)             65,465            2,708                (910)
                                                      --------            --------          -------             -------
   Fund Share Transactions: Class A
     Net proceeds from shares sold                       1,066                  --               29                 103
     Reinvestment of dividends                              10                  --                5                   1
     Cost of shares redeemed                                (1)                 --               (5)                 --
                                                      --------            --------          -------             -------
    Total Fund Share Transactions Class A                1,075                  --               29                 104
                                                      --------            --------          -------             -------
     Net increase (decrease) in net assets
        from capital share contributions               (29,493)             65,465            2,737                (806)
                                                      --------            --------          -------             -------
Total increase (decrease) in net assets                (30,378)             63,344            3,032              (2,202)
                                                      --------            --------          -------             -------

NET ASSETS:
   Beginning of period                                 159,949              96,605           29,062              31,264
                                                      --------            --------          -------             -------
   End of period*                                     $129,571            $159,949          $32,094             $29,062
                                                      ========            ========          =======             =======
   * Including undistributed
     net investment income of:                        $     --            $      7          $    --             $    --
                                                      ========            ========          =======             =======

Amounts designated as "--" are either $0 or have been rounded to $0.
+ Includes a tax return of capital of less than $1 (000's) for the Fund for the year ended June 30, 2005.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000'S)

                                                           AHA BALANCED FUND               AHA DIVERSIFIED EQUITY FUND
                                                  ----------------------------------    ---------------------------------
                                                      FOR THE            FOR THE            FOR THE           FOR THE
                                                     YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                    JUNE 30, 2005      JUNE 30, 2004      JUNE 30, 2005     JUNE 30, 2004
                                                  -----------------    -------------    -----------------   -------------
OPERATIONS:
   Net investment income                               $   293            $   191           $   639            $   452
   Net realized gain on investments sold                 1,152              1,271             6,989              7,175
   Change in net unrealized appreciation
     on investments                                         51                608               734              5,729
                                                       -------            -------           -------            -------
     Net increase in net assets resulting
        from investment operations                       1,496              2,070             8,362             13,356
                                                       -------            -------           -------            -------

DIVIDENDS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                              (301)              (232)             (609)              (429)
     Class A                                                --                 --               (43)               (12)
                                                       -------            -------           -------            -------
   Total dividends to shareholders from
     net investment income                                (301)              (232)             (652)              (441)
                                                       -------            -------           -------            -------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                          --                316             8,194              9,061
     Reinvestment of dividends                              13                 67               498                371
     Cost of shares redeemed                               (50)            (3,906)           (2,277)            (8,519)
                                                       -------            -------           -------            -------
   Total Fund Share Transactions Class I                   (37)            (3,523)            6,415                913
                                                       -------            -------           -------            -------
   Fund Share Transactions: Class A
     Net proceeds from shares sold                          --                 --             1,161                192
     Reinvestment of dividends                              --                 --                37                 10
     Cost of shares redeemed                                --                 --              (432)              (587)
                                                       -------            -------           -------            -------
   Total Fund Share Transactions Class A                    --                 --               766               (385)
                                                       -------            -------           -------            -------
     Net increase (decrease) in net assets
        from capital share contributions                   (37)            (3,523)            7,181                528
                                                       -------            -------           -------            -------
   Total increase (decrease) in net assets               1,158             (1,685)           14,891             13,443
                                                       -------            -------           -------            -------

NET ASSETS:
   Beginning of period                                  16,930             18,615            75,461             62,018
                                                       -------            -------           -------            -------
   End of period*                                      $18,088            $16,930           $90,352            $75,461
                                                       =======            =======           =======            =======
   * Including undistributed
     net investment income of:                         $    11            $     4           $     5            $    18
                                                       =======            =======           =======            =======

Amounts designated as "--" are either $0 or have been rounded to $0.




                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                               AHA SOCIALLY RESPONSIBLE EQUITY FUND
                                                                -----------------------------------
                                                                         JANUARY 3, 2005**
                                                                                TO
                                                                           JUNE 30, 2005
                                                                         -----------------
OPERATIONS:
   Net investment income                                                      $   111
   Net realized gain on investments sold                                           34
   Change in net unrealized depreciation on investments                          (176)
                                                                              -------
     Net decrease in net assets resulting from
        investment operations                                                     (31)
                                                                              -------

DIVIDENDS TO SHAREHOLDERS:
   Dividends to shareholders from net investment income
     Class I                                                                     (109)
                                                                              -------
        Total dividends to shareholders from net investment income               (109)
                                                                              -------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                             21,083
     Reinvestment of dividends                                                    109
     Cost of shares redeemed                                                     (542)
                                                                              -------
        Total Fund Share Transactions Class I                                  20,650
                                                                              -------
   Net increase in net assets from capital share contributions                 20,650
                                                                              -------
Total increase in net assets                                                   20,510
                                                                              -------

NET ASSETS:
   Beginning of period                                                             --
                                                                              -------
   End of period*                                                             $20,510
                                                                              =======
   * Including undistributed
     net investment income of:                                                $     2
                                                                              =======

** Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                 FOR THE YEARS ENDED JUNE 30,
                                               -----------------------------------------------------------------

                                                2005           2004          2003          2002           2001
                                               -------        -------       -------       -------        -------
PER SHARE DATA(1)(6):
   Net Asset Value,
     Beginning of Period                        $10.68        $10.86        $10.65        $10.43         $10.11
                                                ------        ------        ------        ------         ------
   Income from Investment Operations:
     Net investment income                        0.22          0.18          0.28          0.44           0.63
     Net realized and unrealized
        gain (loss) on investments               (0.06)        (0.18)         0.21          0.22           0.32
                                                ------        ------        ------        ------         ------
        Total gain from
          investment operations                   0.16          0.00          0.49          0.66           0.95
                                                ------        ------        ------        ------         ------
   Less Dividends and Distributions:
     From net investment income                  (0.22)(8)     (0.18)        (0.28)        (0.44)         (0.63)
     From realized gains                         (0.01)           --            --            --             --
                                                ------        ------        ------        ------         ------
        Total dividends and distributions        (0.23)        (0.18)        (0.28)        (0.44)         (0.63)
                                                ------        ------        ------        ------         ------
   Net Asset Value, End of Period               $10.61        $10.68        $10.86        $10.65         $10.43
                                                ======        ======        ======        ======         ======

   Total Return on Net Asset Value(2)             1.53%        (0.05)%        4.65%         6.16%          9.17%

SUPPLEMENTAL DATA AND RATIOS(6):
   Net assets, end of period (000's)          $128,501      $159,949       $96,605       $85,644        $51,076
   Ratio of net operating expenses
     to average net assets(3)(4):
     Before waivers and recoveries                0.79%         0.73%         0.83%         0.78%          0.24%
     After waivers and recoveries                 0.78%         0.73%         0.85%         0.76%          0.24%
   Program service fee(4)                          N/A           N/A           N/A          0.13%          0.50%
   Ratio of net investment income
     to average net assets(3)                     2.01%         1.65%         2.58%         4.00%          6.50%
   Portfolio turnover rate(7)                   109.44%        97.66%          N/A         60.24%(5)     189.31%

 (1) Information presented relates to a share of capital stock outstanding for the entire period.
 (2) Total  Return on Net Asset Value is net of the service fee for the period July 1, 2001  through  October 31,
     2001, and for the fiscal years ended 2001, 2000 and 1999.  Beginning  November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
 (3) Ratios include all management fees and expenses except for the program service fee.
 (4) Program  service fee  discontinued as of October 31, 2001.  Effective  November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
 (5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which
     Feeder Fund entered into a master-feeder fund structure).
 (6) For the period from November 1, 2001 through June 30, 2003,  the per share amounts and  percentages  reflect income and expenses assuming inclusion of the Fund's  proportionate  share of the income and expenses of its
     Master Portfolio.
 (7) Calculated on the basis of the Fund as a whole without  distinguishing between the classes of shares issued.
 (8) Includes  a tax return of capital  of $355,  which is less than  $0.01 per share, for  the Fund for the year ended June 30, 2005.




                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                    AHA LIMITED MATURITY
                                                                                                    FIXED INCOME FUND -
                                                                                                       CLASS A SHARES

                                                                                                       FOR THE PERIOD
                                                                                                      OCTOBER 22, 2004*
                                                                                                          THROUGH
                                                                                                        JUNE 30, 2005
                                                                                                    --------------------

PER SHARE DATA(1):
   Net Asset Value,
     Beginning of Period                                                                                   $10.77
                                                                                                           ------
   Income from Investment Operations:
     Net investment income                                                                                   0.14
     Net realized and unrealized
        loss on investments                                                                                 (0.13)
                                                                                                           ------
        Total gain from
          investment operations                                                                              0.01
                                                                                                           ------
   Less Dividends and Distributions:
     From net investment income                                                                             (0.15)(3)
     From realized gains                                                                                    (0.01)
                                                                                                           ------
        Total dividends and distributions                                                                   (0.16)
                                                                                                           ------
   Net Asset Value, End of Period                                                                          $10.62
                                                                                                           ======

   Total Return on Net Asset Value                                                                           0.12%(4)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                                                                       $1,070
   Ratio of net operating expenses
     to average net assets:
        Before waivers and recoveries                                                                        1.07%(5)
        After waivers and recoveries                                                                         1.03%(5)
   Ratio of net investment income
     to average net assets                                                                                   1.75%(5)
   Portfolio turnover rate(2)                                                                              109.44%

  * Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) Includes a tax return of capital of $355, which is less than $0.01 per share, for the Fund for the year ended June 30, 2005.
(4) Not annualized
(5) Annualized




                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                        AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                    FOR THE YEARS ENDED JUNE 30,
                                                ----------------------------------------------------------------------

                                                 2005            2004             2003           2002            2001
                                                -------         -------          -------        -------         -------
PER SHARE DATA(1)(7):
   Net Asset Value,
     Beginning of Period                        $10.39          $10.87           $10.34         $10.10          $ 9.68
                                                ------          ------           ------         ------          ------
   Income from Investment Operations:
     Net investment income                        0.38            0.36(2)          0.49           0.52            0.63
     Net realized and unrealized
       gain (loss) on investments                 0.20           (0.36)            0.53           0.24            0.42
                                                ------          ------           ------         ------          ------
        Total gain from
          investment operations                   0.58            0.00             1.02           0.76            1.05
                                                ------          ------           ------         ------          ------
   Less Dividends and Distributions:
     From net investment income                  (0.38)          (0.39)           (0.49)         (0.52)          (0.63)
     From realized gains                         (0.09)          (0.09)              --             --              --
                                                ------          ------           ------         ------          ------
        Total dividends and distributions        (0.47)          (0.48)           (0.49)         (0.52)          (0.63)
                                                ------          ------           ------         ------          ------
   Net Asset Value, End of Period               $10.50          $10.39           $10.87         $10.34          $10.10
                                                ======          ======           ======         ======          ======

   Total Return on Net Asset Value(3)             5.72%           0.08%           10.06%          7.40%          10.61%

SUPPLEMENTAL DATA AND RATIOS(7):
   Net assets, end of period (000's)           $31,960         $28,958          $31,264        $38,267         $38,540
   Ratio of net operating expenses
     to average net assets(4)(5):
        Before waivers and recoveries             0.95%           0.98%            1.29%          1.08%           0.31%
        After waivers and recoveries              1.00%           1.00%            1.00%          0.76%           0.31%
   Program service fee(5)                          N/A             N/A              N/A           0.17%           0.50%
   Ratio of net investment income
     to average net assets(4)                     3.58%           3.40%            4.51%          5.09%           6.74%
   Portfolio turnover rate(8)                   144.07%         302.49%             N/A          99.46%(6)      236.10%

 (1) Information presented relates to a share of capital stock outstanding for the entire period.
 (2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (3) Total Return on Net Asset Value is net of  the service fee for the period from July 1, 2001 through  October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999.  Beginning  November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
 (4) Ratios include all management fees and expenses except for the program service fee.
 (5) Program  service  fee discontinued   as of October 31, 2001. Effective November 1, 2001, the  Advisor expense ratio is included as a general operating expense of the Fund.
 (6) Rate listed  represents  the portfolio  turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder
     Fund entered into a master-feeder fund structure).
 (7) For the period from November 1, 2001 through June 30, 2003,  the per share amounts and percentages reflect  income and expenses  assuming  inclusion of the Fund's  proportionate share  of the income  and expenses of its Master Portfolio.
 (8) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      AHA FULL MATURITY
                                                                     FIXED INCOME FUND -
                                                                        CLASS A SHARES

                                                                                      FOR THE PERIOD
                                                             FOR THE                   MAY 11, 2004*
                                                            YEAR ENDED                   THROUGH
                                                           JUNE 30, 2005               JUNE 30, 2004
                                                       --------------------        --------------------
PER SHARE DATA(1):
   Net Asset Value,
     Beginning of Period                                      $10.39                      $10.32
                                                              ------                      ------
   Income from Investment Operations:
     Net investment income                                      0.34                        0.04
     Net realized and unrealized
       gain on investments                                      0.22                        0.09
                                                              ------                      ------
        Total gain from
          investment operations                                 0.56                        0.13
                                                              ------                      ------
   Less Dividends and Distributions:
     From net investment income                                (0.36)                      (0.06)
     From realized gains                                       (0.09)                         --
                                                              ------                      ------
        Total dividends and distributions                      (0.45)                      (0.06)
                                                              ------                      ------
   Net Asset Value, End of Period                             $10.50                      $10.39
                                                              ======                      ======

   Total Return on Net Asset Value                              5.46%                       1.29%(2)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                            $134                        $104
   Ratio of net operating expenses
     to average net assets:
        Before expense recoveries                               1.20%                       1.15%(3)
        After expense recoveries                                1.25%                       1.25%(3)
   Ratio of net investment income
     to average net assets                                      3.33%                       3.27%(3)
   Portfolio turnover rate(4)                                 144.07%                     302.49%

  * Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Not annualized.
(3) Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                  AHA BALANCED FUND - CLASS I SHARES

                                                                     FOR THE YEARS ENDED JUNE 30,
                                               ------------------------------------------------------------------------

                                                2005             2004            2003            2002            2001
                                               -------          -------         -------         -------         -------
PER SHARE DATA(1)(7):
   Net Asset Value,
     Beginning of Period                       $ 8.98           $ 8.03          $ 8.03          $ 9.17          $12.44
                                               ------           ------          ------          ------          ------
   Income from Investment Operations:
     Net investment income                       0.16             0.10(2)         0.11            0.12            0.45
     Net realized and unrealized
       gain (loss) on investments                0.64             0.97              --           (0.72)           0.16
                                               ------           ------          ------          ------          ------
        Total gain (loss) from
          investment operations                  0.80             1.07            0.11           (0.60)           0.61
                                               ------           ------          ------          ------          ------
   Less Dividends and Distributions:
     From net investment income                 (0.16)           (0.12)          (0.11)          (0.12)          (0.36)
     From realized gains                           --               --              --           (0.42)          (3.52)
                                               ------           ------          ------          ------          ------
        Total dividends and distributions       (0.16)           (0.12)          (0.11)          (0.54)          (3.88)
                                               ------           ------          ------          ------          ------
   Net Asset Value, End of Period              $ 9.62           $ 8.98          $ 8.03          $ 8.03          $ 9.17
                                               ======           ======          ======          ======          ======

   Total Return on Net Asset Value(3)            8.97%           13.41%           1.40%          (6.94)%          6.21%

SUPPLEMENTAL DATA AND RATIOS(7):
   Net assets, end of period (000's)          $18,088          $16,930         $18,615         $23,375         $23,591
   Ratio of net operating expenses
     to average net assets(4)(5):
     Before waivers and recoveries               1.25%            1.31%           1.81%           1.64%           0.46%
     After waivers and recoveries                1.20%            1.50%           1.50%           1.13%           0.46%
   Program service fee(5)                         N/A              N/A             N/A            0.24%           0.75%
   Ratio of net investment income
     to average net assets(4)                    1.69%            1.14%           1.43%           1.42%           2.66%
   Portfolio turnover rate                      98.60%           69.85%            N/A           80.33%(6)      220.34%

 (1) Information presented relates to a share of capital stock outstanding for the entire period.
 (2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (3) Total Return on  Net Asset Value is net  of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999.  Beginning  November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
 (4) Ratios include all management fees and expenses except for the program service fee.
 (5) Program  service fee  discontinued  as of  October 31, 2001.  Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
 (6) Rate listed represents  the portfolio turnover  rate from July 1, 2001 through  October 31, 2001 (date on which Feeder
     Fund entered into a master-feeder fund structure).
 (7) For the period from  November 1, 2001 through June 30, 2003,  the per share amounts and percentages reflect income and expenses  assuming inclusion  of the Fund's proportionate  share of  the income and  expenses of its Master Portfolio.




                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                             AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                                                     FOR THE YEARS ENDED JUNE 30,
                                                -----------------------------------------------------------------------

                                                 2005            2004            2003             2002           2001
                                                -------         -------         -------          -------        -------
PER SHARE DATA(1)(6):
   Net Asset Value,
     Beginning of Period                        $15.39          $12.74          $13.08           $15.90         $21.04
                                                ------          ------          ------           ------         ------
   Income from Investment Operations:
     Net investment income                        0.13            0.10            0.08             0.10           0.26
     Net realized and unrealized
        gain (loss) on investments                1.40            2.65           (0.34)           (2.01)         (0.21)
                                                ------          ------          ------           ------         ------
        Total gain (loss) from
          investment operations                   1.53            2.75           (0.26)           (1.91)          0.05
                                                ------          ------          ------           ------         ------
   Less Dividends and Distributions:
     From net investment income                  (0.13)          (0.10)          (0.08)           (0.11)         (0.26)
     From realized gains                            --              --              --            (0.80)         (4.93)
                                                ------          ------          ------           ------         ------
        Total dividends and distributions        (0.13)          (0.10)          (0.08)           (0.91)         (5.19)
                                                ------          ------          ------           ------         ------
   Net Asset Value, End of Period               $16.79          $15.39          $12.74           $13.08         $15.90
                                                ======          ======          ======           ======         ======

   Total Return on Net Asset Value(2)             9.95%          21.60%          (1.98)%         (12.75)%         1.17%

SUPPLEMENTAL DATA AND RATIOS(6):
   Net assets, end of period (000's)           $81,510         $68,068         $55,564          $85,673        $92,053
   Ratio of net operating expenses
     to average net assets:(3)(4)
        Before waivers and recoveries             1.07%           1.02%           1.18%            0.84%          0.16%
        After waivers and recoveries              1.05%           1.02%           1.18%            0.84%          0.16%
   Program service fee(4)                          N/A             N/A             N/A             0.25%          0.75%
   Ratio of net investment income
     to average net assets(3)                     0.78%           0.67%           0.61%            0.66%          1.33%
   Portfolio turnover rate(7)                   128.37%          97.51%            N/A            29.13%(5)      99.48%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the  period from  July 1, 2001 through  October 31, 2001, and for the fiscal years ended 2001,  2000 and 1999.  Beginning  November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3) Ratios include all management fees and expenses except for the program service fee.
(4) Program  service fee  discontinued as of  October 31, 2001.  Effective  November 1, 2001, the  Advisor expense ratio is included as a general operating expense of the Fund.
(5) Rate listed  represents  the portfolio  turnover rate from July 1, 2001 through  October 31, 2001 (date on which Feeder
    Fund entered into a master-feeder fund structure).
(6) For the  period from  November 1, 2001 through June 30, 2003,  the per share amounts and percentages reflect income and expenses  assuming  inclusion of the Fund's  proportionate share  of the  income and  expenses of its Master Portfolio.
(7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            AHA DIVERSIFIED EQUITY FUND - CLASS A SHARES


                                                       FOR THE YEARS ENDED JUNE 30,                 FOR THE PERIOD
                                                 ----------------------------------------         DECEMBER 30, 2002*
                                                                                                       THROUGH
                                                     2005                       2004                 JUNE 30, 2003
                                                 -------------              ------------           -----------------
PER SHARE DATA(1)(4):
   Net Asset Value,
     Beginning of Period                             $15.43                     $12.75                   $11.48
                                                     ------                     ------                   ------
   Income from Investment Operations:
     Net investment income                             0.09                       0.06                     0.03
     Net realized and unrealized
       gain on investments                             1.40                       2.65                     1.26
                                                     ------                     ------                   ------
        Total gain from
          investment operations                        1.49                       2.71                     1.29
                                                     ------                     ------                   ------
   Less Dividends:
     From net investment income                       (0.09)                     (0.03)                   (0.02)
                                                     ------                     ------                   ------
        Total dividends                               (0.09)                     (0.03)                   (0.02)
                                                     ------                     ------                   ------

   Net Asset Value, End of Period                    $16.83                     $15.43                   $12.75
                                                     ======                     ======                   ======

   Total Return on Net Asset Value                     9.66%                     21.24%                   11.26%(2)

SUPPLEMENTAL DATA AND RATIOS(4):
   Net assets, end of period (000's)                 $8,842                     $7,392                   $6,454
   Ratio of net operating expenses
     to average net assets:
        Before waivers and recoveries                  1.32%                      1.27%                    1.45%(3)
        After waivers and recoveries                   1.30%                      1.27%                    1.45%(3)
   Ratio of net investment income
     to average net assets                             0.53%                      0.42%                    0.48%(3)
   Portfolio turnover rate(5)                        128.37%                     97.51%                     N/A

  * Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Not annualized.
(3) Annualized.
(4) For the period from  December 30, 2002 through June 30, 2003,  the per share amounts and percentages reflect income and expenses  assuming inclusion  of the Fund's  proportionate share  of the income  and expenses of  its Master Portfolio.
(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                        AHA SOCIALLY
                                                                                                        RESPONSIBLE
                                                                                                        EQUITY FUND --
                                                                                                       CLASS I SHARES

                                                                                                       FOR THE PERIOD
                                                                                                      JANUARY 3, 2005*
                                                                                                          THROUGH
                                                                                                        JUNE 30, 2005
                                                                                                      ----------------

PER SHARE DATA(1):
   Net Asset Value,
     Beginning of Period                                                                                   $10.00
                                                                                                           ------
   Income from Investment Operations:
     Net investment income                                                                                  0.05
     Net realized and unrealized
        loss on investments                                                                                 (0.30)
                                                                                                           ------
        Total loss from
          investment operations                                                                             (0.25)
                                                                                                           ------
   Less Dividends:
     From net investment income                                                                             (0.05)
                                                                                                           ------
        Total dividends                                                                                     (0.05)
                                                                                                           ------
   Net Asset Value, End of Period                                                                          $ 9.70
                                                                                                           ======

   Total Return on Net Asset Value                                                                          (2.48)%(2)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                                                                      $20,510
   Ratio of net operating expenses
     to average net assets:
        Before waivers                                                                                       1.16%(3)
        After waivers                                                                                        1.12%(3)
   Ratio of net investment income
     to average net assets                                                                                   1.43%(3)
   Portfolio turnover rate                                                                                  47.56%

  * Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Not annualized.
(3) Annualized.




                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2005


1. ORGANIZATION

The AHA Investment Funds, Inc. (the "AHA Funds") is registered as an open-end management investment company under the Investment Company Act of 1940. The AHA Funds were incorporated on March 14, 1988 under the laws of Maryland. The AHA Funds currently offer the following series of shares: the AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), the AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), the AHA Balanced Fund ("Balanced Fund"), the AHA Diversified Equity Fund ("Diversified Fund"), the AHA Socially Responsible
Equity Fund ("Socially Responsible Fund"), the AHA U.S. Growth Equity Fund ("U.S. Growth Fund"), the AHA International Core Equity Fund ("International Fund") and the AHA U.S. Government Money Market Fund ("Money Market Fund") (each a "Fund" and, collectively, the "Funds"). As of June 30, 2005, the U.S. Growth Fund, the International Fund and the Money Market Fund had not commenced operations. The shares of common stock of the Funds are further divided into three classes: Class A Shares, Class I Shares and Institutional Servicing Class Shares. As of June 30, 2005, only the Class I Shares of the currently operating Funds and the Class A Shares of the Limited Maturity Fund, the Full Maturity Fund and the Diversified Fund had commenced operations.

The investment objectives of the Funds are set forth below.

LIMITED MATURITY FUND
Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

FULL  MATURITY  FUND
Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED FUND
Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED  FUND
Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

SOCIALLY RESPONSIBLE FUND
Seeks long-term capital growth. Invests primarily in equity securities whose issuers meet certain socially responsible criteria.

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATIONS
Securities that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price. Purchased and written options are valued at the closing price reported on the day of valuation. Futures are valued at the exchange settlement price. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less at date of purchase are valued at amortized cost, which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value on the date of valuation. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Funds' Board of Directors.

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005


SECURITY TRANSACTIONS AND RELATED INCOME
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

ACCOUNTING FOR FUTURES
The Funds may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS
The Funds may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of an option is increased by premiums paid. The proceeds from securities sold through the exercise of an option is decreased by the premiums paid.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Fund of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Fund could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price. At June 30, 2005, there were no repurchase agreements held by the Funds.

WHEN-ISSUED SECURITIES
The Funds may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities. At June 30, 2005, there were no when-issued securities held by the Funds.

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005


EXPENSE ALLOCATION
Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES
Class-specific expenses are bourne by the class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

FUND DISTRIBUTIONS
The Limited Maturity Fund and the Full Maturity Fund declare and pay income dividends from net investment income monthly.

In the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, dividends from net investment income are declared and paid quarterly.

3. INVESTMENT ADVISOR AND SUB-ADVISOR AGREEMENTS

The Funds have an Investment Advisory Agreement dated June 30, 2003 (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund, Diversified Fund and the Socially Responsible Fund. Effective December 1, 2004, the Advisor lowered the expense cap on the Class I shares of the Balanced Fund to 1.00% from 1.50%. Through June 30, 2005, the Advisor had voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

                Expense Cap (as a % of average daily net assets)
Fund                         Class I    Class A    Institutional Servicing Class
----                         -------    -------    -----------------------------
Limited Maturity Fund         1.00%      1.25%                 1.35%
Full Maturity Fund            1.00%      1.25%                 1.35%
Balanced Fund                 1.00%      1.25%                 1.92%
Diversified Fund              1.25%      1.50%                 1.70%
Socially Responsible Fund     1.25%      1.50%                 1.70%

Under the terms of the Agreement, any Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. During the year ended June 30, 2005, the Advisor recovered $12,319 and $1,978 from the Full Maturity Fund and the Balanced Fund, respectively. As of June 30, 2005, the Full Maturity Fund and the Balanced Fund had the following balances, subject to potential recovery:

       Fund                Potential Amount of Recovery             Expiration
       ----                ----------------------------             ----------
Full Maturity Fund                    $120,229                     June 30, 2006
Balanced Fund                         $106,907                     June 30, 2006

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to the Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% of average daily net assets for the Full Maturity Fund and Limited Maturity Fund, and 0.75% of average daily net assets for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables.

The Patterson Capital Corporation acts as the sub-advisor on behalf of the Limited Maturity Fund. Patterson Capital Corporation is paid by the Advisor.

Baird Advisors and Western Asset Management Company act as sub-advisors on behalf of the Full Maturity Fund and are paid by the Advisor.

Baird Advisors, Cambiar Investors, Inc. and Freeman Associates Investment Management LLC act as sub-advisors on behalf of the Balanced Fund and are paid by the Advisor.

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005


Cambiar Investors, Inc. and Freeman Associates Investment Management LLC act as sub-advisors on behalf of the Diversified Equity Fund and are paid by the Advisor.

SKBA Capital Management, LLC acts as the sub-advisor on behalf of the Socially Responsible Fund and is paid by the Advisor.

4. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the AHA Funds Administrator. Under the terms of the Agreement dated April 8, 2005, the Administrator is entitled to receive an annual fee equal to the greater of $250,000 or 0.10% of aggregate average daily net assets of the AHA Funds.

The AHA Funds have adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Class A.

Forum Shareholder Services, LLC serves as Transfer Agent for the AHA Funds whereby they provide services at an annual rate of $14,000 per share class.

Wachovia Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the AHA Funds or which securities are to be purchased or sold by the AHA Funds.

The AHA Funds have also adopted a Shareholder Servicing Plan that permits payment of compensation to independent entities to perform account maintenance and shareholder servicing to Class I shareholders. The fee for these services ranges from 0.10% of the average daily net assets of the Fund's shares held by the agent for the Fund's fixed income products up to 0.20% of the average daily net assets of the Fund's shares held by the Fund's agent for the equity products.

Certain officers of the AHA Funds are also officers of the Adviser, the Administrator and/or the Distributor. Such officers are paid no fees by the AHA Funds for serving as officers of the Funds.

5. FEDERAL INCOME TAXES

It is the Funds' policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from US generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income
(loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. The following reclasses were made for the year-end June 30, 2005:
                                       Increase         Decrease
                                     Undistributed     Accumulated     Decrease
                                    Net Investment    Net Realized      Paid in
                                     Income/(Loss)     Gain/(Loss)      Capital
                                         (000)            (000)          (000)
                                    --------------    ------------     --------
Limited Maturity Fixed Income Fund        $17            $(16)            $(1)
Full Maturity Fixed Income Fund            20             (20)             --
Balanced Fund                              15             (15)             --

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005


The tax character of dividends and distributions declared during the periods ended June 30, 2005 and June 30, 2004 are shown below (000's):

                                       Ordinary Income         Long-Term Capital Gain             Total
                                      2005         2004          2005         2004           2005        2004
                                     ------       ------        ------       ------         ------      ------
Limited Maturity Fixed
  Income Fund                        $2,965*      $2,270         $168         $ --          $3,133      $2,270
Full Maturity Fixed Income Fund       1,141        1,067          239          245           1,380       1,312
Balanced Fund                           301          232           --           --             301         232
Diversified Equity Fund                 652          441           --           --             652         441
Socially Responsible Equity Fund        109           --           --           --             109          --

* Includes tax return of capital of less than $1 (000's).

As of June 30, 2005, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000's):

                                                                                                         Total
                                                                                           Net       Distributable
                            Undistributed   Undistributed     Capital       Post-      Unrealized      Earnings
                              Ordinary        Long-Term        loss        October    Appreciation   (Accumulated
                               Income       Capital Gain   Carryforwards   Losses    (Depreciation)     Losses)
                            -------------   -------------  -------------   -------   --------------  -------------
Limited Maturity Fixed
  Income Fund                   $ --           $   --          $(77)        $(698)       $(1,083)      $ (1,858)
Full Maturity Fixed Income
  Fund                            94               85            --            --            532            711
Balanced Fund                    305              641            --            --          1,339          2,285
Diversified Equity Fund            5            2,416            --            --          8,383         10,804
Socially Responsible Equity
  Fund                            36               --            --            --           (176)          (140)

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At June 30, 2005, the breakdown of capital loss carryforwards was as follows (000's):

Fund                                                        Expiring 06/30/2013
----                                                        -------------------
Limited Maturity Fixed Income Fund                                  ($77)

During the year ended June 30, 2005, the following Funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                  Amount
Fund                                                              (000's)
----                                                        -------------------
Balanced Fund                                                     $  156
Diversified Equity Fund                                            4,386

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2004 through June 30, 2005 that, in accordance with Federal income tax regulations, the Limited Maturity Fixed Income Fund has elected to defer and treat as having arisen in the following fiscal year.

The Federal tax cost, the aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at June 30, 2005 for each of the Funds were as follows (000's):

                                                                                             Net Unrealized
                                          Federal                                             Appreciation
                                         Tax Cost       Appreciation       Depreciation      (Depreciation)
                                         --------       ------------       ------------      --------------
Limited Maturity Fixed Income Fund       $129,750         $    39            $(1,122)            $(1,083)
Full Maturity Fixed Income Fund            31,059             744               (212)                532
Balanced Fund                              16,679           1,675               (336)              1,339
Diversified Equity Fund                    81,846          10,558             (2,175)              8,383
Socially Responsible Equity Fund           20,679             681               (857)               (176)

AHA INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005

s
6. CAPITAL SHARE TRANSACTIONS (000's):

The Funds have 700,000,000 shares of beneficial interest, with $.01 par value, authorized.

                               AHA LIMITED MATURITY               AHA FULL MATURITY
                                 FIXED INCOME FUND                FIXED INCOME FUND                AHA BALANCED FUND
                          ------------------------------    -----------------------------     ----------------------------
                              2005             2004             2005            2004              2005           2004
                          -------------    -------------    -------------   -------------     -------------  -------------
Class I
   Shares sold                  1,243           10,146             476             283                  --             39
   Shares issued in
     reinvestment
     of dividends                 176              145              63              80                   1              8
   Shares redeemed             (4,286)          (4,210)           (282)           (450)                 (5)          (481)
                          -----------      -----------      ----------      ----------        ------------   ------------
   Total Net change            (2,867)           6,081             257             (87)                 (4)          (434)
                          ===========      ===========      ==========      ==========        ============   ============

Class A
   Shares sold                    100               --               3              10                  --             --
   Shares issued in
     reinvestment
     of dividends                   1               --              --              --                  --             --
   Shares redeemed                 --               --              --              --                  --             --
                          -----------      -----------      ----------      ----------        ------------   ------------
   Total Net change               101               --               3              10                  --             --
                          ===========      ===========      ==========      ==========        ============   ============

                                   AHA DIVERSITY                    AHA SOCIALLY
                                    EQUITY FUND                RESPONSIBLE EQUITY FUND
                            --------------------------         -----------------------
                              2005             2004                     2005
                            --------        ----------                --------
Class I
   Shares sold                    538              629                   2,159
   Shares issued in
     reinvestment
     of dividends                  31               26                      11
   Shares redeemed               (138)            (590)                    (56)
                          -----------      -----------                --------
   Total Net change               431               65                   2,114
                          ===========      ===========                ========

Class A
   Shares sold                     71               13                      --
   Shares issued in
     reinvestment
     of dividends                   2                1                      --
   Shares redeemed                (27)             (41)                     --
                          -----------      -----------                --------
   Total Net change                46              (27)                     --
                          ===========      ===========                ========

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005


7. SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the year ended June 30, 2005 were as follows:

                                            Purchases (000's)                      Sales (000's)
                                     -----------------------------       ------------------------------
                                     U.S.  Government     Other          U.S.  Government      Other
                                     ----------------     -----          ----------------      -----
         Limited Maturity Fund            $18,022         $254,375           $18,088           $136,141
         Full Maturity Fund                10,932           55,247            17,349             23,386
         Balanced Fund                        284           32,142               270             16,056
         Diversified Equity Fund               --          188,714                --            102,581
         Socially Responsible
           Equity Fund                         --           26,246                --              6,565

8. SECURITIES LENDING

Each Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers to no more than 50% of its net assets. Securities lending will be fully collateralized at all times with cash and/or short-term debt obligations. The Funds receive interest on the collateral received. As of June 30, 2005, the Funds had no securities out on loan.

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENT EVENT

On May 17, 2005, the Board of Directors of AHA Investment Funds, Inc. (the "Fund") approved the reorganization of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series of AHA Investment Funds, Inc. ("AHA Funds") into newly established identical series of the CNI Charter Funds (the "New Funds"). The reorganization is subject to approval by shareholders of the Fund and is expected to be effective on or about October 1, 2005.

CCM Advisors, LLC, an affiliate of City National Asset Management, Inc. ("CNAM"), will remain the investment adviser to the New Funds. Cambiar Investors, LLC and Freeman Associates Investment Management LLC will serve as sub-advisers to the new AHA Balanced and Diversified Equity Funds. Patterson Capital Corporation and CNAM will serve as sub-advisers to the new AHA Limited Maturity Fixed Income Fund. Robert W. Baird & Co. Incorporated will serve as sub-adviser to the new AHA Full Maturity Fixed Income and Balanced Funds. SKBA Capital Management, LLC will serve as a sub-adviser to the new AHA Socially Responsible Equity Fund.

When the reorganization is effective, shares of the New Funds will be offered through separate prospectuses.

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2005


To the Shareholders and Board of Directors of AHA Investment Funds, Inc.

We have audited the accompanying statements of net assets of AHA Investment Funds, Inc., comprising the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund and AHA Socially Responsible Fund, as of June 30, 2005, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the two years in the period then ended (period from January 1, 2005 (Commencement of Operations) to June 30, 2005 for AHA Socially Responsible
Fund), and the financial highlights for each of the periods indicated therein subsequent to June 30, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended June 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those statements in their report dated August 3, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AHA Investment Funds, Inc. at June 30, 2005, the results of its operations for the period then ended, the statements of changes in its net assets for each of the two years in the period then ended (period from January 1, 2005 (Commencement of Operations) to June 30, 2005 for AHA Socially Responsible Fund) and the financial highlights for the periods indicated therein subsequent to June 30, 2001, in conformity with U.S. generally accepted accounting principles.



                                                       /s/ Ernst & Young LLP



Chicago, Illinois
August 15, 2005

AHA INVESTMENT FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED)



1.  DIRECTORS AND OFFICERS

The table below provides information about each of the Funds' directors and officers, including biographical information about their business  experience and  information  about their  relationships  with CCM Advisors,  LLC. The mailing  address of each director and officer is 190 South LaSalle Street, Suite 2800, Chicago, IL 60603.

                                       DATE FIRST                                              NUMBER OF
                                       ELECTED OR                                            PORTFOLIOS IN
 NAME AND                             APPOINTED TO                 PRINCIPAL                 FUND COMPLEX        OTHER
  AGE AT            POSITIONS HELD   OFFICE AND TERM             OCCUPATION(S)                OVERSEEN BY    DIRECTORSHIPS
  6/30/05             WITH FUNDS       OF OFFICE**            DURING PAST 5 YEARS             DIRECTOR***        HELD
------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"*

Douglas D. Peabody   Director          Since 2001    Managing Director, CCM Advisors, LLC         8       None
42                   and President                   (since Jan. 2001); Managing Director
                                                     Convergent Capital Management Inc.
                                                     (and its predecessor) (since 1999);
                                                     formerly Principal, Eager Manager
                                                     Advisory Services (1991 to 1999).

Timothy G. Solberg   Director          Since 1995    Managing Director, CCM Advisors, LLC         8       None
52                   Secretary         Since 2001    and Chief Investment Officer, AHA
                                                     Investment Funds, Inc. (since 2001);
                                                     formerly Director of Marketing and
                                                     Client Services, Hewitt Investment
                                                     Group, a Division of Hewitt
                                                     Associates LLC.

DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

Anthony J. Burke     Director          Since 1999    President, American Hospital Association     8       Director, AHA
39                                                   Financial Solutions, Inc. (since 1997)               Financial Solutions,
                                                     (renamed AHA Solutions, Inc. in 2005).               Inc. (since 1998);
                                                                                                          Director, AHA
                                                                                                          Services Inc.
                                                                                                          (since 2002).

Frank A. Ehmann      Director          Since 1991    Retired. Director, American Healthways       8       Formerly Director,
71                                                   (provider of diabetes and cardiac disease            SPX Corp. (global
                                                     management services to health plans and              provider of
                                                     hospitals) (since 1989); formerly a Director,        technical products
                                                     Genderm Corp. (dermatology company                   and systems,
                                                     offering prescription and non-prescription           industrial products
                                                     treatments for skin conditions) (1997-2000).         and services, flow
                                                                                                          technology and
                                                                                                          service solutions)
                                                                                                          (1989-2002); for-
                                                                                                          merly Director and
                                                                                                          President, United
                                                                                                          Stationers (whole-
                                                                                                          sale distributor of
                                                                                                          business, computer,
                                                                                                          and facilities man-
                                                                                                          agement products),
                                                                                                          formerly Director
                                                                                                          of St. Jude's
                                                                                                          Medical Inc.
                                                                                                          (manufacturer of
                                                                                                          heart valves).


                                       55


AHA INVESTMENT FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)



                                     DATE FIRST                                               NUMBER OF
                                     ELECTED OR                                             PORTFOLIOS IN
 NAME AND                           APPOINTED TO                PRINCIPAL                   FUND COMPLEX            OTHER
  AGE AT          POSITIONS HELD   OFFICE AND TERM            OCCUPATION(S)                  OVERSEEN BY        DIRECTORSHIPS
  6/30/05           WITH FUNDS       OF OFFICE**           DURING PAST 5 YEARS               DIRECTOR***            HELD
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

John D. Oliverio     Director          Since 1995    Chief Executive Officer, President and       8       Director, Hewitt Series
52                                                   Director, Wheaton Franciscan Services,               Trust (an open-end
                                                     Inc. (parent organization for more than              investment company)
                                                     100 health and shelter service organizations)        (since 1998) (2
                                                     (since 1984), Director of the following:             portfolios).
                                                     Affinity Health Systems (since 1995),
                                                     Covenant Health Care System (since 1989),
                                                     All Saints Health Systems (since 1992),
                                                     Franciscan Ministries, Inc. (the holding
                                                     company for Wheaton Franciscan Services,
                                                     Inc.'s housing entities) (since 1998) and
                                                     United Health System (since 1998).

John L. Yoder        Director          Since 1988    Retired; Vice President, Princeton           8       None
74                                                   Insurance Co. (1995-2003).

Charles V. Doherty   Director          Since 2002    Managing Director, Madison                   8       Trustee, Wayne Hummer
71                                                   Advisory Group.                                      Investment Trust (an
                                                                                                          open-end investment
                                                                                                          company) (1 portfolio);
                                                                                                          Director, Lakeside Bank;
                                                                                                          Director, Knight Trading
                                                                                                          Group, Inc.; Director,
                                                                                                          Howe Barnes Invest-
                                                                                                          ments, Inc.; Director,
                                                                                                          Brauvin Capital Trust,
                                                                                                          Inc.; Director, Bank of
                                                                                                          America Financial
                                                                                                          Products, Inc.; formerly
                                                                                                          Trustee, Wayne Hummer
                                                                                                          Money Fund Trust
                                                                                                          (an open-end investment
                                                                                                          company) (1994-1999).

Edward M. Roob       Director          Since 2002    Retired; Arbitrator, New York Stock          8       Trustee, Fort Dearborn
70                                                   Exchange and National Association                    Income Securities, Inc.
                                                     of Securities Dealers; Committee                     (since 1994); Director,
                                                     Member, Chicago Stock Exchange                       USB Global Asset
                                                     (1993 to 1999).                                      Management Trust Co.
                                                                                                          (since 1993); Director,
                                                                                                          UBS Funds, Inc. (since
                                                                                                          1994); Director, UBS
                                                                                                          Relationship Funds (since
                                                                                                          1995); Director, UBS
                                                                                                          Supplementary Trust
                                                                                                          (since 1997);
                                                                                                          Trustee, Fresco Index
                                                                                                          Shares (2002-2004).


                                       56


AHA INVESTMENT FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)


                                       DATE FIRST
                                       ELECTED OR
 NAME AND                             APPOINTED TO                 PRINCIPAL                                     OTHER
  AGE AT            POSITIONS HELD   OFFICE AND TERM             OCCUPATION(S)                               DIRECTORSHIPS
  6/30/05             WITH FUNDS       OF OFFICE**            DURING PAST 5 YEARS                                HELD
------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL OFFICERS OF THE FUNDS
Gregory P. Francoeur Treasurer         Since 2002    Chief Financial Officer, Convergent Capital
                                                     Management, LLC (since January 2005) Director of
                                                     Finance and Treasurer, Convergent Capital
                                                     Management, LLC (since April 2003); prior                   None
34                                                   thereto, Director of Finance, Convergent
                                                     Capital Management Inc. (1997-April 2003).


Savitri P. Pai       Chief Legal       Since 2003    Director, Treasurer, General Counsel, Kenilworth            None
39                   Officer                         Fund, Inc. (since 1992).

*    Messrs. Peabody and Solberg are directors who are "interested persons" of the Funds as defined in the Investment Company
     Act of 1940 because they are Managing Directors of the Funds' investment adviser, CCM Advisors, LLC.
**   Directors of the Funds serve a term of  indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the Investment Company Act of 1940. Officers serve a term of indefinite length until their respective successors are elected and qualified.
***  Each Director currently serves on the Board of the Funds (6 portfolios).

2.  AVAILABILITY OF PROXY VOTING INFORMATION

Information   regarding  how  the  Funds  vote  proxies  relating  to  portfolio securities is available without charge upon request by calling toll-free at 1-800-445-1341 and the SEC's website at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2005 will be available after August 31, 2005 on the SEC's website at www.sec.gov.

3.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Qs are on the SEC's website at WWW.SEC.GOV and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AHA INVESTMENT FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
June 30, 2005


For shareholders that do not have a June 30, 2005 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2005 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For Federal income tax purposes, for the fiscal year ended June 30, 2005 each Fund is designating the following items with regard to distributions paid during the year:

                                                                                         (C)**          (D)***
                                                                                       Dividends      Qualifying
                                  (A)*               (B)*                             Qualifying       Dividend       (E)****
                                Long Term          Ordinary                          For Corporate      Income         U.S.
                              Capital Gain          Income               Total      Dividends Rec.     (15% Rate    Government
                              Distributions      Distributions       Distributions     Deduction       for QDI)      Interest
-------------------------------------------------------------------------------------------------------------------------------

Limited Maturity
   Fixed Income Fund                5%                95%                100%               0%              0%            1%

Full Maturity
   Fixed Income Fund               17%                83%                100%               0%              0%            5%

Balanced Fund                       0%               100%                100%              30%             30%            2%

Diversified Equity
   Fund                             0%               100%                100%             100%            100%            0%

Socially Responsible
   Equity Fund                      0%               100%                100%             100%            100%            0%
-------------------------------------------------------------------------------------------------------------------------------

   * ITEMS (A) AND (B) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTION.
  ** ITEM (C) IS BASED ON THE PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF EACH FUND. QUALIFYING DIVIDENDS REPRESENT DIVIDENDS
     WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
 *** THE PERCENTAGE IN ITEM (D) REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF
     RECONCILIATION ACT OF 2003. IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED
     BY THE LAW.
**** ITEM (E) REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE
     FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS. GENERALLY, INTEREST FROM DIRECT
     U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX.

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)


The Board of Directors of AHA Investment Funds, Inc. (each series of which is referred to as a "Fund' and collectively, the "Funds") oversees the management of each Fund, and, as required by law, determines annually whether to continue
(1) the Funds' investment advisory agreement with CCM Advisors, LLC ("CCMA") under which CCMA serves as the investment adviser for each Fund and (2) the sub-advisory agreements (together with the investment advisory agreement, the "Agreements") with Freeman Associates Investment Management ("Freeman"), Cambiar Investors, LLC ("Cambia"), The Patterson Capital Corporation ("Patterson"), Robert W. Baird & Company ("Baird"), SKBA Capital Management, LLC ("SKBA"), and Western Asset Management Company ("WAMCO") (the "Sub-Advisers").

In connection with their consideration of the Agreements, the Directors received and reviewed information provided by CCMA and the Sub-Advisers and discussed with representatives of CCMA the operations of the Funds and the nature and quality of the services provided by CCMA and the Sub-Advisers to the Funds. The Directors also received and reviewed a memorandum from counsel to the non-interested Directors regarding the Directors' responsibilities in evaluating the Agreements. In the course of their consideration of the Agreements the non-interested Directors were advised by their counsel, and in addition to meeting with management, they met separately in executive session with their counsel.

At a meeting on May 17, 2005, the Directors determined that the Funds' arrangements with CCMA, and CCMA's arrangements with the Sub-Advisers on behalf of Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, and Diversified Equity Fund were fair and reasonable in light of the nature and quality of the services provided by CCMA and the Sub-Advisers, the fees charged for those services and other matters that the Directors considered relevant in the exercise of their business judgment. At that meeting the Directors, including all of the non-interested Directors, unanimously approved continuation of the Funds' investment advisory agreement and the sub-advisory agreements through June 30, 2006, subject to earlier termination as provided in the Agreements. The Directors did not consider the sub-advisory agreement between CCMA and SKBA at the meeting on May 17, 2004, because the Board had approved that agreement at a special meeting on November 11, 2004.

In considering the continuation of the Agreements, the Directors reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Directors' determination to approve the continuation of the Agreements are discussed separately below.

NATURE, QUALITY AND EXTENT OF SERVICES. The Directors reviewed the nature, extent and quality of the services provided by CCMA and the Sub-Advisers under the Agreements, taking into account the investment objective and strategy of each Fund and the knowledge the Directors gained from their meetings with CCMA, which are held at least quarterly. In addition, the Directors reviewed CCMA's and the Sub-Advisers' resources and key personnel, especially those who provide investment management services to the Funds. The Directors also considered other services provided to the Funds by CCMA and/or the Sub-Advisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations.

The Directors concluded that the nature and extent of the services provided by CCMA and the Sub-Advisers were appropriate and consistent with the terms of the Agreements, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services. They also concluded that CCMA and the Sub-Advisers had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated an ability to attract and retain well qualified personnel.

COSTS  OF  SERVICES  AND  PROFITS  REALIZED  BY CCMA AND THE  SUB-ADVISERS.  The
Directors examined information on fees and expenses of each Fund in comparison to information for other comparable funds and the fees charged by the Sub-Advisers for managing other accounts. The Directors concluded that the management fees and other compensation payable by the Funds to CCMA and the Sub-Advisers were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Directors also concluded that the Funds' overall expense ratios, taking into account quality of services provided by CCMA and the Sub-Advisers, the investment performance of the Funds and the expense limitations agreed to by CCMA and the Sub-Advisers, were also reasonable.

AHA INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)


The Directors reviewed information on the profitability of CCMA under the Agreements, noting specifically that they reviewed CCMA's profitability on an on-going basis. The Directors recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available, particularly in the context of the fund structure utilized by the Funds. Specifically, because the Funds operate under a managers-of-managers structure, with multiple managers assigned to segments of the same Fund, assessing the profitability of each Sub-Adviser would be difficult, if not impossible. However, based on the information available and taking those factors into account, the Directors concluded that the profitability of CCMA in relation to the services rendered under the Agreements was not unreasonable.

Finally, the Directors considered the financial condition of CCMA and each Sub-Adviser, which they found to be sound.

ECONOMIES OF SCALE. The Directors received and discussed information concerning whether CCMA and each of the Sub-Advisers realize economies of scale as a Fund's assets increase. The Board considered that CCMA noted that while the Funds do not have any breakpoints in their fees, the current fee schedule is competitive with comparable funds managed by other advisers. The Board also considered that as each Fund's assets increase, administrative and operating expenses are spread over a larger asset base, resulting in economies of scale for Fund shareholders. The Directors also considered CCMA's agreement to reimburse each of the Funds to the extent that total operating expenses for a fiscal year exceed the following levels as a percentage of average daily net assets: Limited Maturity, 1.25%; Full Maturity, 1.25%; Balanced, 1.75%; Diversified Equity, 1.50%; Socially Responsible Equity, 1.50%. The Board observed at that time, that if the Funds' shareholders approved the proposed reorganization with the Charter Funds, Inc., it was anticipated that the Funds' expense ratios would decrease because certain operating expenses would be shared across a larger pool of assets. The Directors concluded that the fee schedule for each Fund currently in effect represents an appropriate sharing of economies of scale at current asset levels but concluded to continue their periodic consideration of economies of scale.

PERFORMANCE OF THE FUNDS. The Directors considered information on the short-term and long-term performance of the Funds, including comparative information. The Directors noted that Morningstar ranked the following Funds in the first or second quartile of their categories for performance: Diversified Equity Fund, for the one, three, five, ten and 15 year periods ending March 31, 2005; Balanced Fund, for the one, three, five ten and 15 year periods ending March 31, 2005; and Full Maturity Fixed Income Fund, for the three, five ten and 15 year periods ending March 31, 2005. With respect to Limited Maturity Fixed Income Fund, the Directors noted that the Fund had slightly underperformed its benchmark for the one, three, five, ten and 15 year periods ending March 31, 2005. The Directors also noted that that Fund had outperformed its benchmark by four basis points for the quarter ended March 31, 2005. The Directors concluded that, although past performance is not necessarily indicative of future results, the Funds' long-term performance record was an important factor in the Directors' evaluation of the quality of services provided by CCMA and the Sub-Advisers under the Agreements.

OTHER BENEFITS TO CCMA AND THE SUB-ADVISERS. The Directors also considered benefits that accrue to CCMA and the Sub-Advisers from their relationship with the Funds. The Board noted that the Funds' administrator, distributor and transfer agent are not affiliated with either of CCMA or the Sub-Advisers. Thus, neither CCMA, the Sub-Advisers nor their affiliates benefit from those vendor relationships. The Board also considered CCMA's, Freeman's, Cambiar's, Patterson's, Baird's and WAMCO's representations that they currently do not receive research as a result of brokerage. After full consideration of these and other factors, including the fact that one sub-adviser, SKBA, is a CCMA affiliate, the Board concluded that CCMA and the Sub-Advisers did not receive any additional direct benefit that would disable the Board from approving the continuation of the Agreements.

After full consideration of the above factors, as well as other factors that were instructive in analyzing the management agreement, the Directors, including all of the non-interested Directors, concluded that the continuation of the Agreements was in the best interest of each Fund and its shareholders.

NOTES
--------------------------------------------------------------------------------

                      ------------------------------------
                           AHA INVESTMENT FUNDS, INC.
                      190 SOUTH LASALLE STREET, SUITE 2800
                             CHICAGO, ILLINOIS 60603
                                 1-800-445-1341
                      ------------------------------------



                      INVESTMENT ADVISOR
                      CCM Advisors, LLC
                      190 South LaSalle Street, Suite 2800
                      Chicago, Illinois  60603


                      ADMINISTRATOR
                      SEI Investments Global
                      Funds Services
                      One Freedom Valley Drive
                      Oaks, Pennsylvania 19456


                      TRANSFER AGENT AND
                      DIVIDEND DISBURSEMENT AGENT
                      Forum Shareholder Services, LLC
                      Two Portland Square
                      Portland, Maine 04101


                      CUSTODIAN
                      Wachovia Bank, N.A.
                      123 S. Broad Street
                      Philadelphia, Pennsylvania 19109


                      LEGAL COUNSEL
                      Bell, Boyd & Lloyd LLC
                      Three First National Plaza
                      70 West Madison Street
                      Chicago, Illinois  60602


                      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP
                      Sears Tower
                      233 South Wacker Drive
                      Chicago, Illinois  60606


                      DISTRIBUTOR
                      SEI Investments Distribution Co.
                      One Freedom Valley Drive
                      Oaks, Pennsylvania 19456



This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's Douglas D. Peabody and Gregory P. Francoeur.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

 (a)(1) Registrant's board of directors has determined that each of Charles Doherty & John Oliverio, both members of the registrant's Audit Committee, qualify as an "audit committee financial expert," as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Messrs Doherty & Oliverio are "independent" as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

(a)(2) Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP Related to the Trust

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "Other services" provided by the principal accountant were not applicable. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant:


-----------------------------------------------------------------------------------------------------------------------------
                                           2005                                                   2004
-----------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
-----------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $ 68,000                N/A               N/A         $ 53,000                N/A               N/A
        Fees(1)

-----------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $ 10,000                N/A               N/A            N/A                  N/A               N/A
        Related
        Fees(2)
-----------------------------------------------------------------------------------------------------------------------------
(c)     Tax Fees   $ 20,000                N/A               N/A         $ 16,000                N/A               N/A

-----------------------------------------------------------------------------------------------------------------------------
(d)     All        $ 0                     N/A               N/A         $ 0                     N/A               N/A
        Other
        Fees
-----------------------------------------------------------------------------------------------------------------------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Audit related fees include N-1A filings, N-14 filing, time spent assisting management with an SEC comment letter, and time spent assisting management with the commencement of operations for the new Socially Responsible Equity Fund.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2005             2004
                ---------------------------------------------------------------
                Audit-Related Fees                 N/A               N/A

                ---------------------------------------------------------------
                Tax Fees                           N/A               N/A
                ---------------------------------------------------------------
                All Other Fees                     N/A               N/A

                ---------------------------------------------------------------


(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young LLP for the last two fiscal years were $10,000 and $0 for 2005 and 2004, respectively.

(h) Not Applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AHA Investment Funds, Inc.


By (Signature and Title)*                      /s/ Douglas D. Peabody
                                               ----------------------
                                               Douglas D. Peabody
                                               President

Date August 29, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Douglas D. Peabody
                                               ----------------------
                                               Douglas D. Peabody
                                               President

Date August 29, 2005


By (Signature and Title)*                      /s/ Gregory P. Francoeur
                                               ------------------------
                                               Gregory P. Francoeur
                                               CFO

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.